      As filed with the Securities and Exchange Commission on September 25, 1997

                                               Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                         Pre-Effective Amendment No. --                  [_]

                         Post-Effective Amendment No. 46                 [x]


                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]

                                Amendment No. 48                         [x]

                     -------------------------------------

                               THE RBB FUND, INC.

          (Government Securities Portfolio: RBB Family Class; BEA International Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio: BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund
Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications Portfolio: BEA Investor Class and BEA Advisor Class; ni Micro Cap Fund: ni Class; ni Growth Fund: ni Class; ni Growth & Value Fund: ni Class; ni Larger Cap Value Fund: ni Class; Boston Partners Large Cap Value Fund:
Boston Partners Advisor Class, Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Money Market Portfolio:
RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio:
Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)

     --------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                        400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
                    ----------------------------------------
                 Registrant's Telephone Number:  (302) 792-2555

                                   Copies to:

     GARY M. GARDNER, ESQUIRE                    MICHAEL P. MALLOY, ESQUIRE
     PNC Bank, National Association              Drinker Biddle & Reath LLP
     1600 Market Street, 28th Floor              1100 PNB Building
     Philadelphia, PA 19103                      1345 Chestnut Street
     (Name and Address of Agent for Service)     Philadelphia, PA  19107-3496

     It is proposed that this filing will become effective (check appropriate box)
          [_]  immediately upon filing pursuant to paragraph (b)

          [_]  on (date) pursuant to paragraph (b)

          [_]  60 days after filing pursuant to paragraph (a)(1)

          [_]  on (date) pursuant to paragraph (a)(1)

          [x]  75 days after filing pursuant to paragraph (a)(2)

          [_]  on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock of each of the seventy-nine classes registered hereby under the Securities Act of 1933. Registrant filed its notice pursuant to Rule 24f-2 for the fiscal year ended August 31, 1996 on October 28, 1996.

     This filing is being made for the purpose of registering an additional class of shares (Class XX), designated as Registrant's n/i Larger Cap Value Fund.

                              THE RBB FUND, INC.
                (n/i Micro Cap, n/i Growth, n/i Growth & Value
                        and n/i Larger Cap Value Funds)

                          n/i family of mutual funds

                             CROSS REFERENCE SHEET
                             ---------------------

                           Pursuant to Rule 495 (a)
                       under the Securities Act of 1933

Form N-1A Item                                      Location
--------------                                      --------

    Part A                                               Prospectus
1.  Cover Page...........................                Cover Page

2.  Synopsis.............................                Introduction

3.  Condensed Financial Information......                Financial Highlights

4.  General Description of Registrant....                Cover Page; The Funds; Investment
                                                         Objectives and Policies;
                                                         Investment Limitations

5.  Management of the Fund...............                Management

5A. Management's Discussion
     of Fund Performance.................                Not Applicable

6.  Capital Stock and Other Securities...                Dividends and Distributions;
                                                         Taxes; Description of Shares

7.  Purchase of Securities Being Offered.                How to Purchase Shares; Net Asset
                                                         Value

8.  Redemption of Repurchase...............              How to Redeem Shares; Net Asset
                                                         Value

9.  Pending Legal Proceedings............                Not Applicable


                            SUBJECT TO COMPLETION

               PRELIMINARY PROSPECTUS DATED SEPTEMBER 25, 1997


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                          n/i family of mutual funds



                              n/i Micro Cap Fund     CLOSED

                                n/i Growth Fund      CLOSED

                            n/i Growth & Value Fund

                           n/i Larger Cap Value Fund



                        -------------------------------

                        advised by numeric investors lp

                        -------------------------------


                                                                      Prospectus

                                                          December ___, 1997

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INTRODUCTION...............................................................   1
FINANCIAL HIGHLIGHTS.......................................................   7
INVESTMENT OBJECTIVES AND POLICIES.........................................   8
INVESTMENT LIMITATIONS.....................................................  16
MANAGEMENT.................................................................  17
HOW TO PURCHASE SHARES.....................................................  21
HOW TO REDEEM SHARES.......................................................  27
NET ASSET VALUE............................................................  29
DIVIDENDS AND DISTRIBUTIONS................................................  29
TAXES......................................................................  30
DESCRIPTION OF SHARES......................................................  31
OTHER INFORMATION..........................................................  33
APPENDIX A - Performance Benchmarks


                              Investment Adviser
                            Numeric Investors L.P.
                           Cambridge, Massachusetts

                                   Custodian
                            Custodial Trust Company
                             Princeton, New Jersey

                      Co-Administrator and Transfer Agent
                                   PFPC Inc.
                             Wilmington, Delaware

                               Co-Administrators
                      Bear Stearns Funds Management Inc.
                              New York, New York

                       Counsellor's Funds Service, Inc.
                              New York, New York

                                  Distributor
                          Counsellors Securities Inc.
                              New York, New York

                                    Counsel
                          Drinker Biddle & Reath LLP
                          Philadelphia, Pennsylvania

                            Independent Accountants
                           Coopers & Lybrand L.L.P.
                          Philadelphia, Pennsylvania
                          n/i family of mutual funds
                                      of
                              The RBB Fund, Inc.

     The n/i Family of Mutual Funds consists of four classes of common stock of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of each such class (collectively, the "n/i Family of Mutual Funds Shares" or "Shares") offered by this Prospectus represent interests in one of four investment portfolios of RBB and are designed to offer a variety of investment opportunities (each such investment portfolio referred to as a "Fund," collectively, the "Funds"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

          n/i Micro Cap Fund - to provide long-term capital appreciation. The Fund invests generally in common stock of companies with higher than average earnings growth rates and market capitalization of $500 million or less, although the Fund may invest in companies with higher market capitalization and lower than average growth rates.

          n/i Growth Fund - to provide long-term capital appreciation. The Fund invests generally in common stock of companies with smaller ($1 billion or less) market capitalization, or companies with substantial equity capital and higher than average earnings growth rates.

          n/i Growth & Value Fund - to provide long-term capital appreciation. The Fund invests generally in common stock of middle and large capitalization companies where earnings per share are improving more rapidly than the earnings per share of the average company, as well as companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios.

          n/i Larger Cap Value Fund - to provide long-term capital appreciation. The Fund invests generally in common stock of larger ($1.1 billion or more) capitalization companies. The stock selection process for this Fund is primarily determined by its value stock model which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Also considered, but of less importance, is the growth stock model which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company.

Important Fund Closing Information

     Numeric Investors L.P. ("Numeric"), the Funds' investment adviser, will monitor the Funds' total assets and may close any of the Funds at any time to new investment due to concerns that an increase in the size of a Fund may adversely affect the implementation of Numeric's investment strategy. Numeric may also choose to reopen a closed fund to new investment at any time, and may subsequently close such Fund again should concerns regarding Fund size recur. At the time of this prospectus, the n/i Micro Cap and Growth Funds are closed to further investment, except as described on page 25 hereof. In the event that the net assets of the n/i Growth and Value Fund reach $200,000,000, the sale of additional shares of this Fund will also be restricted as described on page 26 hereof.

     Shares of the n/i Family of Mutual Funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in n/i Family of Mutual Funds Shares involve investment risks, including the possible loss of principal.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December ___, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. The Prospectus and Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov). It may also be obtained free of charge by calling (800) NUMERIC [(800) 686-3742].

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                December ___, 1997

INTRODUCTION

RBB is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of Shares offered by this Prospectus represents interests in one of the following four investment portfolios (each a "Fund," collectively the "Funds"): n/i Micro Cap Fund; n/i Growth Fund; n/i Growth & Value Fund; and n/i Larger Cap Value Fund. RBB was incorporated under the laws of the State of Maryland on February 29, 1988.

Who Should Invest: Long-term Investors Seeking Capital Appreciation

The Funds are intended for investors who are seeking long-term capital appreciation, and who do not need to earn current income from their investment in the Funds. The net asset values per share of Shares representing interests in the Funds will fluctuate as the values of the portfolio securities change in response to changing market prices and other factors. Because of the risks associated with common stock investments, the Funds are intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term stock market movements. Investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. Investors who engage in excessive account activity generate additional costs that are borne by all a Fund's shareholders. In order to minimize such costs, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i Funds) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Funds have adopted exchange privilege limitations permitting three exchanges per year as described in the section "Exchange Privilege Limitations." Finally, the Funds reserve the right to suspend the offering of their shares.

Because of these risks, the Funds should not be considered a complete investment program. Most investors should maintain diversified holdings of securities with different risk characteristics--including common stocks, bonds and money market instruments. Investors may wish to purchase shares on a regular, periodic basis (Automatic Investing), rather than investing in one lump sum, in order to reduce the risk of investing all their monies in common stocks at a particularly unfavorable time. Investors may also wish to complement an investment in the Fund with other types of common stock investments.

Fund Management

Numeric serves as the investment adviser to the Funds. Numeric specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, and currently has over $3.6 billion in assets under management for individual, limited partnership, mutual fund, pension plan and endowment accounts.

The Funds

The investment objectives and policies of each of the Funds are summarized in the table below. There is no assurance that a Fund will achieve its investment objective.


    n/i                         Investment                      Performance
   Fund                       Objective/Policy                   Benchmark*
--------------------------------------------------------------------------------
Micro Cap     Objective is to provide long-term capital        Russell 2000
              appreciation. Invests primarily in common        Growth Index
              stock of companies with market capitalizations
              of $500 million or less and higher than
              average earnings growth rates.
--------------------------------------------------------------------------------

Growth        Objective is long-term capital appreciation.     Russell 2500
              Invests primarily in common stock of companies   Growth Index
              with smaller ($1 billion or less) market
              capitalization or companies with substantial
              equity capital and higher than average
              earnings growth rates.
--------------------------------------------------------------------------------

Growth &      Objective is long-term capital appreciation.     S&P MidCap
 Value        Invests primarily in common stocks of middle     400 Index
              and large capitalization companies where
              earnings per share are improving more rapidly
              than the earnings per share of the average
              company, as well as companies whose securities
              have market valuations which are lower than
              the average market valuations of securities,
              as measured by such characteristics as price
              to earnings ratios and price to book ratios.
--------------------------------------------------------------------------------

Larger        Objective is long-term capital appreciation.     Russell 1000
 Cap Value    The Fund invests generally in common stock of    Index
              larger ($1.1 billion or more) capitalization
              companies.  The stock selection process for
              this Fund is primarily determined by its value
              stock model which seeks to identify companies
              whose securities have market valuations that
              are lower than the average market valuations
              of securities, as measured by such
              characteristics as price to earnings ratios
              and price to book ratios.  Also considered,
              but of less importance, is the growth stock
              model which seeks to identify companies whose
              earnings per share are improving more rapidly
              than the earnings per share of the average
              company.

-------------
* For more information on a Fund's benchmark, see Appendix A at the back of this prospectus.

Fee Table

The following tables illustrate all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in each Fund. The expenses and fees in the tables for the n/i Micro Cap, Growth and Growth & Value Funds are based on expenses incurred for the fiscal year ended August 31, 1997. The expenses and fees in the tables for the n/i Larger Cap Value Fund are based on expenses expected to be incurred in the current fiscal period.

Shareholder Transaction Expenses



Maximum Sales Charge Imposed on Purchases (as
percentage of offering price)                                None
Sales Charge Imposed on Reinvested Dividends                 None
Redemption Fees                                              None
Exchange Fees/1/                                             None

-------------
1 Exchanges are limited to three (3) per year. See "How to Purchase Shares-Exchange Privilege Limitations."

Annual Fund Operating Expenses After Expense Waivers and Reimbursements (as a percentage of average net assets)/1/

                                                             Growth  Larger
                                            Micro              &      Cap
                                             Cap    Growth   Value   Value
                                            Fund     Fund     Fund    Fund
                                           -------  -------  ------  ------
Management Fees
  (after waivers)/2/.....................     .51%     .52%    .37%    .35%
12b-1 Fees...............................    None     None    None    None
Other Expenses
 (after waivers and
 reimbursements).........................     .49%     .48%    .63%    .65%

Total Fund Operating Expense,
  (after waivers and
  reimbursements)........................    1.00%    1.00%   1.00%   1.00%
                                           ======   ======   =====   =====

1. Before expense reimbursements and waivers, Management Fees would be 0.75% for each of the four Funds, Other Expenses would be .70%, for the Micro Cap Fund, .65% for the Growth Fund, 1.06% for the Growth & Value Fund and 1.08% for the Larger Cap Value Fund and Total Fund Operating Expenses would be 1.45% for the Micro Cap, 1.40% for the Growth Fund, 1.81% for the Growth & Value Fund and 1.83% for the Larger Cap Value Fund.

2. Management fees are based on average daily net assets and are calculated daily and paid monthly.

The caption "Other Expenses" does not include extraordinary expenses as determined by use of generally accepted accounting principles, nor does it include taxes, interest or brokerage fees and expenses on the purchase and sale of portfolio securities.

Example

An investor would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                             One       Three     Five       Ten
                             Year      Years     Years     Years
                             ----      -----     -----     -----
Micro Cap................     $10        $32       $55      $122
Growth...................     $10        $32       $55      $122
Growth & Value...........     $10        $32       $55      $122
Large Cap Value..........     $10        $32       N/A       N/A

The Examples in the Fee Table assume that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES AND ACTUAL INVESTMENT RETURN OR OPERATING EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in any of the n/i Family of Mutual Funds Classes of RBB will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects a voluntary waiver of management fees for each Fund through the current fiscal year. There can be no assurance that any future waivers of management fees (if any) will not vary from the figures reflected in the Fee Table. In addition, Numeric is expected to voluntarily assume additional expenses of the Larger Cap Value Fund. There can be no assurance that Numeric will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Fund's overall expense ratio and increasing its yield or total return to investors. "Other Expenses" for the Funds are based on estimated amounts for the current fiscal year.

Offering Prices

Shares that represent interests in the Funds will be offered to the public at the next determined net asset value after receipt of an order by PFPC Inc. ("PFPC"), the Funds' transfer agent. THE SHARES ARE OFFERED ON A NO-LOAD BASIS:
THERE IS NO SALES CHARGE IMPOSED ON PURCHASES OF SHARES, NOR ARE THE SHARES SUBJECT TO A DISTRIBUTION ("12b-1") FEE.

Minimum Initial and Subsequent Investments

The minimum initial investment for each Fund is $3,000. Subsequent investments must be $100 or more. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. The minimum investment for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100. See "How to Purchase Shares."

Exchanges

Shares of a n/i Family Fund may be exchanged up to three (3) times per year for Shares of any other n/i Family Fund at their net asset value next determined after receipt by PFPC of an exchange request. In addition, RBB reserves the right to impose an administrative charge for each exchange or to reject any exchange request that is reasonably deemed to be disruptive to efficient portfolio management. See "How to Purchase Shares--Exchange Privilege" and "Exchange Privilege Limitation."

Redemption Price

Shares may be redeemed at any time at their net asset value next determined after receipt by PFPC of a redemption request. RBB reserves the right, upon 30 days' written notice, to redeem an account in any of the Funds if the net asset value of the investor's Shares in that account falls below $500 and is not increased to at least such amount within such 30-day period. See "How to Redeem Shares."

Risk Factors to Consider

An investment in any of the Funds is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." As with other mutual funds, there can be no assurance that any Fund will achieve its objective. Some or all of the Funds, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: short sales, borrowings, the lending of portfolio securities, engaging in options and futures transactions and investments in micro-cap and small cap issuers. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies." In addition, the Funds may be subject to high portfolio turnover rates. See "Investment Objectives and Policies--Portfolio Turnover" and "Taxes."

Shareholder Inquiries

For questions regarding shareholder accounts: (800) 348-5031. Any questions regarding (i) new or existing accounts or (ii) purchases or redemptions should be directed to PFPC by writing to it at:

          Bellevue Park Corporate Center
          400 Bellevue Parkway
          Wilmington, Delaware  19809

For overnight deliveries:

          Bellevue Park Corporate Center
          400 Bellevue Parkway, Suite 108
          Wilmington, Delaware  19809

or by calling PFPC toll-free at:

          (800) 348-5031.

To request a prospectus:  A prospectus is available by calling:

          1-800 NUMERIC [1-800-686-3742].

For any other questions, call:

          1-800-NUMERIC [1-800-686-3742].

To reach Numeric and the Funds on the Internet: Information is available on the Internet through the World Wide Web. Shareholders and investment professionals may obtain information on Numeric and the Funds by accessing:

          http://www.numeric.com

To reach Numeric through e-mail:

          info@numeric.com

FINANCIAL HIGHLIGHTS




Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period from commencement of operations (June 3, 1996) through August 31, 1996 and for the fiscal year ended August 31, 1997. The financial data included in this table should be read in conjunction with the financial statements and related notes contained in the Annual Report to Shareholders and incorporated by reference in the Statement of Additional Information. No financial information has been provided with respect to the n/i Larger Cap Value Fund because it had not commenced operations as of August 31, 1997.

                                                 Micro                                                      Growth
                                                 Cap                          Growth                        & Value
                                                 Fund                         Fund                           Fund
                                                ------                       --------                      ---------
                                        Fiscal Year      Period       Fiscal Year     Period        Fiscal year     Period
                                           ended         ended           ended         ended           ended        ended
                                          8/31/97       8/31/96*        8/31/97       8/31/96*        8/31/97      8/31/96*
                                        -----------   -----------     -----------   -----------     -----------   ----------
Per Share Operating Performance**
Net asset value, beginning of period..  $             $     12.00     $             $     12.00     $             $    12.00
                                        -----------   -----------     -----------   -----------     -----------   ----------
Net investment income (loss)(1).......                       0.01                          0.01                         0.03
Net realized and unrealized gain
  (loss) on investments(2)............                      (0.34)                        (0.17)                       (0.47)
                                                      -----------                   -----------                   ----------
Net decrease in net assets
  resulting from operations...........                      (0.33)                        (0.16)                       (0.44)
                                                      -----------                   -----------                   ----------
Dividends from net investment
  income..............................  $                      --                            --                        (0.06)
Net asset value, end of period........  $             $     11.67     $             $     11.84     $             $    11.56
                                        ===========   ===========     ===========   ===========     ===========   ==========
Total investment return(3)............             %        (2.75)%              %        (1.33)%              %       (3.67)%
                                                      ===========                   ===========                   ==========

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).....................  $             $    14,100     $             $    26,756     $             $    3,813
Ratio of expenses to average
  net assets(1)(4)....................             %         1.00%***            %         1.00%***            %        1.00%***
Ratio of net investment income
  to average net assets(1)............             %         0.73%***            %         0.71%***            %        1.89%***
Portfolio turnover rate...............             %        42.92%****           %        19.21%****           %        5.25%****
Average commission rate per share(5)..  $             $    0.0339     $             $    0.0365     $             $   0.0363

*    These Funds commenced operations on June 3, 1996.
** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
***  Annualized.
**** Not annualized.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.

(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1996 would have been 3.45%, 2.62% and 8.98% for n/i Micro Cap Fund, n/i Growth Fund, and n/i Growth & Value Fund, respectively and ____%, ____%, and____% for the fiscal year ended August 31, 1997 for the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund, respectively.
(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.



INVESTMENT OBJECTIVES AND POLICIES

To meet its investment objective, each Fund employs a specific investment style, as described below. There is no assurance that a Fund will achieve its investment objective.

The investment objective of the n/i Micro Cap Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with market capitalization of $500 million or less, although the Fund may invest in companies with higher market capitalization. Numeric determines its stock selection decisions for this Fund primarily on the basis of its growth stock model, which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Considered, but of significantly less importance, is the value stock model, which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund measures its performance against the Russell 2000 Growth Index.

The investment objective of the n/i Growth Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests in common stock of companies with smaller ($1 billion or less) market capitalization or companies with substantial equity capital and higher than average earnings growth rates. Numeric determines its stock selection decisions for this Fund primarily on the basis of its growth stock model, which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Considered, but of significantly less importance, is the value stock model, which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund will measure its performance against the Russell 2500 Growth Index.

The investment objective of the n/i Growth & Value Fund is to provide long-term capital appreciation. The Fund invests primarily in common stocks of middle and large capitalization companies, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Numeric determines its stock selection decisions for this Fund primarily on the basis of its growth stock model and its value stock model. The growth stock model seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. The value stock model seeks to identify companies whose securities have market valuations that are lower than the average market valuation of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund anticipates that it will invest a large portion of its total assets in common stock of "mid cap" companies, which the Fund defines as the 151st to the 1000th largest companies (excluding American Depository Receipts ("ADRs")) as ranked by market capitalization. The market capitalization of the 1000th largest company is approximately $1.1 billion. The Fund will measure its performance against the S&P MidCap 400 Index.

The investment objective of the n/i Larger Cap Value Fund is to provide long-term capital appreciation. The Fund invests generally in common stock of larger capitalization companies, although it may also invest in middle capitalization companies and securities which are convertible into common stock, fixed income securities and money market securities. Numeric determines its stock selection decisions for this Fund primarily on the basis of its value stock model which seeks to identify companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Also considered, but of less importance, is the growth stock model which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. The Fund anticipates that it will invest a large portion of its total assets in common stock of the 1000th largest companies (excluding ADRs) as ranked by market capitalization. The market capitalization of the 1000th largest company is approximately $1.1 billion. The Fund will measure its performance against the Russell 1000 Value Index.

Numeric's Investment Style. Numeric employs a quantitative approach to investment management. Numeric relies on proprietary quantitative computer models utilizing internally developed computer technology and financial databases to assist in the stock selection process. Numeric's proprietary models are capable of ranking a large universe of eligible investments using a wide array of financial data such as market price, book value, earnings, cash flow and earnings growth rates. The models also evaluate the degree to which independent research analysts are changing their earnings forecasts for the companies they follow. The models are broadly classified into two types:
Numeric's value stock model seeks to identify companies whose securities have market valuations that are lower than the average market valuation of securities, as measured by characteristics including price to earnings ratios and price to book ratios; Numeric's growth stock model, Estrend(TM), seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Stocks are ranked according to their relative attractiveness as determined by these models. These rankings assist Numeric in constructing a portfolio it believes is invested in the most attractive securities consistent with a Fund's investment objectives. The same investment strategy used to manage a particular Fund also may be used for institutional accounts managed by Numeric. These models may be changed periodically to capture the insights of Numeric's ongoing research efforts.

In pursuing the investment objectives of each of the Funds. Numeric may use the investment instruments and techniques discussed below:

Equity Markets. The Funds invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. In addition, the Funds can and will typically invest in stocks that are riskier and more volatile than the average stock. As a result, investing in these Funds involves risk of substantial loss of capital.

Options and Futures. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange or issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes, including conversion of cash to equity.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by Numeric. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Funds bear the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Funds will he able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

To enter into a futures contract, the Funds must make a deposit of an initial margin with their custodian in a segregated account in the name of the futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For a further discussion see "Investment Objectives and Policies" in the Statement of Additional Information.

Short Sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Options and Futures Contracts" above.

The Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

In addition to the short sales discussed above, the Funds may make short sales "against the box," a transaction in which a Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Funds will make short sales against the box for purposes of protecting the value of the Funds' net assets.

Lending of Fund Securities. The Funds may lend their portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which Numeric deems to be of good standing and only when, in Numeric's judgment, the income to be earned from the loans justifies the attendant risks.

Portfolio Turnover. The Funds may be subject to a greater degree of turnover and thus a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their funds on a long-term basis, and correspondingly larger brokerage charges can be expected to be borne by such Funds. Federal income tax law may restrict the extent to which such Funds may engage in short-term trading activities. See "Taxes" below and in the Statement of Additional Information for a discussion of the impact of portfolio turnover. The Larger Cap Value Fund anticipates that its annual turnover will range from 150% to 300% or more depending on market conditions. Such turnover rates are greater than that of many other investment companies. The annualized portfolio turnover rates for the period ended August 31, 1996 were as follows: Micro Cap Fund, 42.92%; Growth Fund, 19.21% and Growth & Value Fund, 5.25%. The portfolio turnover rates for the fiscal year ended August 31, 1997 were as follows: Micro Cap Fund, 233%; Growth Fund, 266% and Growth & Value Fund, 264%.

Micro Cap and Small Cap Stocks. Securities of companies with micro and small capitalizations tend to be riskier than securities of companies with medium or large capitalizations. This is because micro and small cap companies typically have smaller product lines and less access to liquidity than mid cap or large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro and small cap companies tend to be less certain than mid or large cap companies, and the dividends paid on micro and small cap stocks are frequently negligible. Moreover, micro and small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro and small cap companies tend to be more volatile than those of mid and large cap companies.

Borrowing Money. As a fundamental policy, the Funds are permitted to borrow to the extent permitted under the 1940 Act and to mortgage, pledge or hypothecate their respective assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33-1/3% of the value of such company's total assets. However, the Funds currently intend to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of their respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of its total assets, the Funds will not make any additional investments.

Debt Securities. The Funds may invest in debt securities rated no less than investment grade by either Standard & Poor's or Moody's. Bonds in the lowest investment grade debt category (e.g., bonds rated BBB by Standard & Poor's Corporation or Baa by Moody's

Investors Services, Inc.) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Funds will not retain a bond that was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. The value of debt securities held by a Fund will tend to vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time a debt security was purchased, the debt security, if sold, might be sold at a price greater than its cost.

Market Fluctuation. Because the investment alternatives available to each Fund may be limited by specific objectives of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single fund should not be considered a complete investment program. There is no assurance that any Fund will achieve its investment objectives.

Short-Term Debt Obligations. The Funds may purchase money market instruments to the extent consistent with their investment objectives and policies. Such instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, bankers acceptances and commercial paper.

Repurchase Agreements. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds may enter into repurchase agreements will be banks and broker/dealers which Numeric considers creditworthy pursuant to criteria approved by the Board of Directors. Numeric will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Fund in determining whether to have the fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. Numeric will mark to market daily the value of the securities and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

Other Investment Instruments and Techniques. In addition to the above investment instruments and techniques, the Funds presently intend to invest not more than 5% of a Fund's net assets in when-issued and forward commitments, illiquid securities, depositary receipts, investment company securities and convertible securities. These investment instruments and techniques and related risks are described in greater detail in the Funds' Statement of Additional Information under "Investment Objectives and Policies."

The Funds' investment objectives and policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of outstanding Shares of RBB representing interests in the Funds. Such changes may result in the Funds having investment objectives which differ from those an investor may have considered at the time of investment. Shareholders will be provided 30 days prior written notice of any change in a Fund's investment objectives. There is no assurance that the investment objective of the Funds will be achieved.

INVESTMENT LIMITATIONS

No Fund may change the following investment limitations (with certain exceptions, as noted below) without the affirmative vote of the holders of a majority of a Fund's outstanding Shares. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

The Funds may not:

1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

In determining whether the Funds have complied with limitation 3 above, the Funds will not take into account the value of options and futures. These investment limitations are applied at the time investment securities are purchased (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowing to restore asset coverage to 300% within three business days in accordance with the requirements of the 1940 Act). In order to permit the sale of its shares in certain states, the Funds may make commitments more restrictive than the investment policies and limitations described in this Prospectus. If the Funds determine that any commitment is no longer in the best interests of the Funds, they will revoke the commitment by terminating sale of shares of the Funds in the state involved.

MANAGEMENT

Board of Directors

The business and affairs of RBB and each investment portfolio are managed under the direction of RBB's Board of Directors.

Investment Adviser

Numeric serves as investment adviser to the Funds. Numeric was organized in October 1989 as a Delaware limited partnership and is located in Cambridge, Massachusetts. The firm, which specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, currently has over $3.6 billion in assets under management for individual, limited partnership, mutual fund, pension plan and endowment accounts. Langdon B. Wheeler, CFA is the founder of Numeric. Mr. Wheeler received his MBA from Harvard University and an undergraduate degree from Yale University. Management of the n/i Funds is directed by John C. Bogle, Jr., CFA, Director of Portfolio Management, with day-to-day investment decisions made by Mr. Bogle and his team. The team includes: Steven Cusimano, CFA; Arup K. Datta, CFA and Shannon Vanderhooft, CFA. Mr. Bogle joined Numeric in 1990 after serving as Vice President and Portfolio Manager at State Street Global Advisors. Mr. Bogle received his MBA and BS from Vanderbilt University. Messrs. Wheeler, Bogle and Mark F. Engerman, CFA are active in the development and implementation of the firm's stock selection models. Mr. Engerman joined Numeric in 1994 and is the Co-Director of Research and Portfolio Manager. Before joining Numeric, Mr. Engerman was the manager of Valuation Services at BARRA Inc. Prior to joining BARRA, Mr. Engerman worked for two years as a quantitative analyst for the Prudential Investment Corporation. Mr. Engerman received his BS in Applied Mathematics and economics from Brown University. Mr. Cusimano joined Numeric in 1997, and is responsible for assisting in the management of all Funds. Prior to joining Numeric, Mr. Cusimano was an Investment Strategist and Principal at Barclays Global Investors. Prior to joining Barclays, Mr. Cusimano was a manager of all quantitative and equity index strategies at the Florida Retirement System. Mr. Cusimano has his BSBA in Finance from the University of Florida. Mr. Datta joined Numeric in 1993 and manages the n/i Growth & Value Fund's assets under the direction of Mr. Bogle. Prior to 1993, Mr. Datta was employed at The New England Financial Group as a personal financial advisor. Mr. Datta received his MBA from Cornell University and a B.Tech in Electrical Engineering from the Indian Institute of Technology in Kanpur, India. Ms. Vanderhooft joined Numeric in 1990 and manages the n/i Growth Fund's assets under the direction of Mr. Bogle. Ms. Vanderhooft also assists in the management of the n/i Micro Cap Fund. Ms. Vanderhooft received her BA in Religious Studies from Indiana University. The General Partner of Numeric is WBE & Associates, LLC, a Delaware limited liability company. The principal officers of WBE & Associates, LLC are Messrs. Wheeler and Bogle.

For the services provided and the expenses assumed by it, Numeric is entitled to receive a fee from each of the Funds at an annual rate of 0.75% of a Fund's average daily net assets, computed daily and payable monthly. Numeric may from time to time voluntarily agree to waive all or any portion of its advisory fees. Numeric presently intends to waive its fees for the current fiscal year and for the following fiscal year to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%, although there is no guarantee that Numeric will maintain such waivers indefinitely.

For the Funds' fiscal year ended August 31, 1997, Numeric waived investment advisory fees earned with respect to the n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund in the amounts of 0.24%, 0.23% and 0.38%, respectively, of the average daily net assets of the Funds. For the n/i Micro Cap Fund, n/i Growth Fund, and n/i Growth and Value Fund, RBB paid Numeric investment advisory fees of 0.51%, 0.52% and 0.37%, respectively, of average daily net assets of the Funds.

Co-Administrators

Bear Stearns Funds Management Inc. ("BSFM"), an affiliate of Bear, Stearns & Co. Inc. ("Bear Stearns"), serves as co-administrator to the Funds. BSFM generally assists each of the Funds in all aspects of their administration and operations. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

PFPC, an indirect wholly owned subsidiary of PNC Bank, N.A. ("PNC"), also serves as co-administrator to the Funds. PFPC assists the Funds in matters relating to the maintenance of financial records and accounting. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

Transfer Agent and Dividend Disbursing Agent

PFPC serves as the Funds' transfer agent and dividend disbursing agent. PFPC's principal business address is 400 Bellevue Parkway, Wilmington, DE 19809. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

Custodian

Custodial Trust Company ("CTC"), an affiliate of Bear Stearns, serves as custodian for the Funds. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

Other Administrative Services

Counsellors Funds Service, Inc., a wholly owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), provides certain administrative services to the Funds not otherwise provided by BSFM or PFPC. The services provided and fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

Distributor

Counsellors Securities Inc. (the "Distributor"), a wholly owned subsidiary of Warburg, with offices at 466 Lexington Avenue, New York, New York, acts as distributor for each of the Funds pursuant to separate distribution contracts (collectively, the "Distribution Agreements") with RBB on behalf of each of the Funds.

Expenses

The expenses of each Fund are deducted from their total income before dividends are paid. These expenses include, but are not limited to, fees paid to Numeric, fees and expenses of officers and directors who are not affiliated with Numeric or the Funds' Distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Funds and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders that are not attributable to a particular class of shares of RBB, the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses, which are not expressly assumed by the adviser under its investment advisory agreement with respect to a Fund. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are cited. Transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, and registration fees, identified as belonging to a particular class, are allocated to such class.

Numeric may assume additional expenses of the Funds from time to time. In certain circumstances, Numeric may assume such expenses on the condition that it is reimbursed by the Funds for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts, will have the effect of increasing a Fund's expense ratio and of decreasing the total return or yield to investors.

For the Fund's fiscal year ended August 31, 1997, the n/i Micro Cap Fund's total expenses were 1.45% of average net assets (not taking into account waivers and reimbursements of 0.45%), the n/i Growth Fund's total expenses were 1.40% of average net assets (not taking into account waivers and reimbursements of 0.40%) and the n/i Growth & Value Fund's total expenses were 1.81% of average net assets (not taking into account waivers and reimbursements of 0.81%).

Fund Transactions

Numeric may consider a number of factors in determining which brokers to use in purchasing or selling a Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. A higher rate of turnover of a Fund's securities may involve correspondingly higher transaction costs, which will be borne directly by the Fund. A Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

Numeric may allocate trades among any or all of its clients, including the Funds. Numeric combines orders and allocates to each account its proportionate or "pro rata" share of the trade. Accounts included in the trade allocation may include limited partnerships for which Numeric serves as general partner and in which employees and/or partners of Numeric may own a substantial interest. Numeric may cause the Funds to pay brokerage commissions which may be in excess of the lowest rates available to brokers who execute transactions for the Funds or who otherwise provide brokerage and research services utilized by Numeric, provided that Numeric determines in good faith that the amount of each such commission paid to a broker is reasonable in relation to the value of the brokerage viewed in terms of either the particular transaction to which the commission relates or Numeric's overall responsibilities with respect to the Funds.


HOW TO PURCHASE SHARES

General

Shares representing interests in the Funds are offered continuously (subject to closure of the Funds as described on page 25) for sale by the Distributor and may be purchased without imposition of a sales charge through PFPC, the Funds' transfer agent. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application and payment to PFPC. Subsequent purchases of Shares may be effected by mailing a check or Federal Reserve Draft payable to the order of "n/i Family of Funds" c/o PFPC, P.O. Box 8966, Wilmington, Delaware 19899-8966. The name of the Fund for which Shares are being purchased must also appear on the check or Federal Reserve Draft. Federal Reserve

Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in any Fund must be at least $3,000 and subsequent investments must be at least $100. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. RBB reserves the right to reject any purchase order or to waive the minimum initial or subsequent investment requirement. Investors will be given notice of any increase in minimum investment requirements.

Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Funds do not currently impose a sales charge for effecting wire transfers but reserve the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

A. Telephone the Funds' transfer agent, PFPC, toll-free at (800) 348-5031, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

     PNC Bank, N.A.
     ABA-0310-0005-3
     CREDITING ACCOUNT NUMBER: 86-1108-2312
     FROM: (name of investor)
     ACCOUNT NUMBER: (investor's account number with the Fund)
     FOR PURCHASE OF: (name of the Fund)
     AMOUNT: (amount to be invested)

C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process purchases until it receives a completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

Shares of the Funds may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding

Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively. Shares are offered at the next determined net asset value per share.

The price paid for a Fund's Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after an order is received by PFPC, provided such order is transmitted to and received by PFPC prior to its close of business on such day. Orders received by PFPC after its close of business are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after PFPC receives payment in good order.

Shareholders whose shares are held in a street name account and who desire to transfer such shares to another street name account should contact the record holder of their current street name account.

Some broker-dealers (other than the Distributor), financial institutions, financial planners and other industry professionals ("Service Agents") may impose certain conditions on their clients who invest in the Funds, which are in addition to or different from those described in this Prospectus. Service Agents may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Fund shares are purchased directly from a Fund. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of a Fund's shares and should read this Prospectus in light of the terms governing his accounts with Service Agents. Service Agents will be responsible for promptly transmitting client or customer purchase and redemption orders to the Funds in accordance with their agreements with clients or customers. If payment is not received by such time, the Service Agent could be held liable for resulting fees or losses.

Automatic Investment Plan

Additional investments in Shares of the Funds may be made automatically by authorizing PFPC to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call PFPC at (800) 348-5031 to obtain the appropriate forms, or complete the appropriate section of the Application included with this Prospectus. The minimum initial investment for an Automatic Investment Plan is $1,000, with minimum monthly payments of $100.

Retirement Plans

n/i Family Fund Shares may be purchased in conjunction with individual retirement accounts ("IRAs"), rollover IRAs, or pension, profit-sharing or other employer benefit plans. Contact PFPC for further information as to applications and annual fees. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of any Fund for Shares of any other Fund up to three (3) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund to be acquired next determined after PFPC's receipt of a request for an exchange. In addition, RBB reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

If an exchange is to a new n/i Family Fund, the dollar value of Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed RBB's minimum for subsequent investments. If an amount remains in the n/i Fund from which the exchange is being made that is below the minimum account value required by RBB, the account will be subject to involuntary redemption.

Purchase and Exchange Privilege Limitations

The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Funds have established a policy of limiting excessive exchange activity.

Shareholders are entitled to three (3) substantive exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i Funds) that is reasonably deemed to be disruptive to efficient portfolio management.

Telephone Transactions

Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form (available from PFPC) must be filed with PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange by calling (800) 348-5031. RBB will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if RBB does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither RBB, the Funds, the Distributor, the Co-Administrators nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's federal tax identification number and name of the Fund, all of which must match RBB's records; (3) permitting exchanges only if the two account registrations are identical; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

For accounts held of record by Service Agents, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

Closing of Funds

Numeric will monitor the Funds' total assets and may close any of the Funds at any time to new investment or new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of Numeric's investment strategy. Numeric may also choose to reopen a closed fund to new investment at any time, and may subsequently close such Fund again should concerns regarding Fund size recur. Numeric reserves the right while a Fund is closed to accept new investments from any of its employees or their spouses or children.

n/i Micro Cap Fund. Effective September 15, 1997, shares of the n/i Micro Cap Fund are offered only to existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

     . Each person who on September 12, 1997 held shares of this Fund directly or through an account maintained by a broker by arrangement with RBB, may invest up to an additional $25,000 in shares of this Fund between September 15, 1997 and August 31, 1998, and an additional $25,000 in each fiscal year ended August 31 thereafter, plus distributions that are automatically reinvested.

     . Each person who is or becomes a client of a financial advisor or planner whose clients owned shares of this Fund on September 12, 1997 may invest up to $25,000 in shares of this Fund between September 15, 1997 and August 31, 1998, and $25,000 in each fiscal year ended August 31, thereafter, plus distributions that are automatically reinvested.

     . Employees of Numeric and their spouses and children may invest in shares of this Fund without limit.

     All purchase orders that are wholly or partially in excess of the maximum purchase amounts will be returned. Persons who are shareholders of other n/i Funds are not permitted to acquire shares of this Fund by exchange.

n/i Growth Fund. Shares of the n/i Growth Fund are offered only to (i) persons who already hold shares of this Fund directly or through accounts maintained by brokers by arrangement with RBB, (ii) existing and future clients of financial advisors and planners whose clients already hold shares of this Fund, and (iii) employees of Numeric and their spouses and children. Other persons who are shareholders of other n/i Funds are not permitted to acquire shares of this Fund by exchange.

n/i Growth and Value Fund. In the event that the net assets of the n/i Growth and Value Fund increase to an amount that exceeds $200,000,000, the restrictions that apply to the sale of shares of the n/i Growth Fund would also apply to the sale of shares of this Fund.

HOW TO REDEEM SHARES

Redemption in Writing

Shareholders may redeem for cash some or all of their Fund Shares at any time. To do so, a written request in proper form must be sent directly to The n/i Family of Mutual Funds c/o PFPC, P.O. Box 8966, Wilmington, Delaware 19899-8966. Shareholders may also place redemption requests through a Service Agent, but such Service Agent might charge a fee for this service.

A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described above under "How to Purchase Shares -- Exchange Privilege." A signature guarantee verifies the authenticity of your signature. You may call PFPC at (800) 348-5031 with respect to questions about signature guarantees.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is also required by PFPC in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

Redemption by Telephone

Investors may redeem shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with PFPC. An investor may obtain a Telephone Authorization from PFPC by calling (800) 348-5031. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 4:00 p.m. will result in redemption proceeds being wired to the investor's bank account on the next day that a wire transfer can be effected. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Funds may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No service fee is currently contemplated. RBB and PFPC reserve the right to refuse a telephone redemption request if they deem it advisable to do so. Neither the Funds, their Administrators nor the Distributor will be liable for any loss, liability, cost or expense for following these procedures or for following instructions communicated by telephone that they reasonably believe to be genuine. These procedures are set forth under "How to Purchase Shares--Exchange Privilege" above.

Other Information on Redemptions

The Funds are not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive redemptions, it is necessary to send a written request (with a signature guaranteed by an Eligible Guarantor Institution) to The n/i Family of Mutual Funds, c/o PFPC Inc., P. 0. Box 8966, Wilmington, Delaware 19899-8966.

Involuntary Redemption

RBB reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

Payment of Redemption Proceeds

In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by PFPC. Payment for Shares redeemed is made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.

Redemption In-kind

The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their shares. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

Automatic Withdrawal

Automatic withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly, quarterly or annual basis if the investor has a $10,000 minimum account. An application for automatic withdrawal can be obtained from PFPC. Automatic withdrawal may be ended at any time by the investor, RBB or PFPC. Purchases of additional shares concurrently with withdrawals generally are undesirable.

NET ASSET VALUE

The net asset value for each Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of Shares outstanding. The net asset value of the Funds is calculated and securities are valued as of 4:00 p.m. Eastern Time on each Business Day.

Valuation of securities held by the Funds is as follows: securities traded on a national securities exchange or on the Nasdaq National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the Nasdaq National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

With the approval of the Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in such matters to value a Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, to each Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Fund unless a shareholder elects otherwise.

The Funds expect to declare and pay dividends from net investment income annually, generally near the end of the year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this tax treatment, such Fund will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of any Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

RBB will send written notices to shareholders annually regarding the tax status of distributions made by each Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

Investment strategies which require periodic changes to portfolio holdings with the expectation of outperforming equity indices are called "active" strategies. These compare with "passive" or "index" strategies which hold only the stocks in the equity indices. Passive strategies trade infrequently -- only as the indices change. Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies. The following describes the impact of portfolio turnover on returns.

High turnover can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways:

First, short term capital gains, which are a by-product or high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long term capital gain tax rates for middle and upper income taxpayers.

Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Consequently after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, all else being equal.

Although tax considerations should not typically drive an investment decision, investors should consider their ability to allocate tax-deferred (such as IRAs and 401(k) plans) versus taxable assets when considering where to invest. All else being equal, investors will earn better returns investing tax-deferred assets in active strategies, while using lower turnover passive strategies for taxable investments.

Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize a capital gain or loss for federal income tax purposes.

Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

DESCRIPTION OF SHARES

RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

Exchanges between the n/i Family of Mutual Funds and other families of RBB are not permitted. In addition, persons who are shareholders of the other n/i Funds are not permitted to acquire shares of the n/i Growth Fund or n/i Micro Cap Fund by exchange.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE n/i FAMILY CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE n/i FAMILY CLASSES.

Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of RBB will be fully paid and non-assessable.

RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Holders of shares of each of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of RBB may elect all of the directors.

As of September 8, 1997, to RBB's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION

Reports and Inquiries

Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free
(800) 348-5031.

Fund Performance Information

From time to time, the Funds may advertise their performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Funds. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as well as the benchmarks described in the Appendix to this Prospectus. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Barron's, Business Week, Forbes, Fortune, Money Magazine, Mutual Fund Magazine, The New York Times, The Wall Street Journal, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                                   APPENDIX A

                             PERFORMANCE BENCHMARKS


n/i                Performance
Fund                Benchmark                    Description
--------------------------------------------------------------------------------

Micro Cap         Russell 2000    The Russell 2000 is an index of stocks
                  Growth Index    1001 through 3000 in the Russell 3000
                                  Index as ranked by total market
                                  capitalization.  This index is segmented
                                  into growth and value categories.  The
                                  Russell 2000 Growth Index contains stocks
                                  from the Russell 2000 with greater-than-
                                  average growth orientation.  Companies in
                                  this index generally have higher price-
                                  to-book and price/earnings ratios.


Growth            Russell 2500    The Russell 2500 is an index of stocks
                  Growth Index    501 through 3000 in the Russell 3000
                                  Index, as ranked by total market
                                  capitalization.  This index is segmented
                                  into growth and value categories.  The
                                  Russell 2500 Growth Index contains stocks
                                  from the Russell 2500 with greater-than-
                                  average growth orientation.  Companies in
                                  this index generally have higher price-
                                  to-book and price/earnings ratios.


Growth & Value    S&P MidCap 400  A broad-based index of 400 companies with
                  Index           market capitalizations from $250 million
                                  to $12.7 billion.  The Standard & Poor's
                                  MidCap 4OO Index is a widely accepted,
                                  unmanaged index of overall mid-cap stock
                                  market performance.

Larger Cap        Russell 1000    The Russell 1000 Index consists of the
 Value            Index           1,000 largest securities in the Russell
                                  3000 Index as ranked by total market
                                  capitalization.  This index is segmented
                                  into growth and value categories.  The
                                  Russell 1000 Value Index contains stocks
                                  from the Russell 1000 with less than
                                  average growth orientation.  Companies in
                                  this index generally have low price to
                                  book and price/earnings ratios, higher
                                  dividend yields, and lower forecasted
                                  growth values.
----------------------------------------------------------------------------

                                   App. A-1
                           n/i family of mutual funds
                            1-800-numeric (686-3742)


                              ACCOUNT APPLICATION

Please Note: Do not use this form to open an individual retirement plan account (such as an IRA). For an IRA application or help with this Application, please call 1-800-numeric (686-3742).



1.  ACCOUNT REGISTRATION:  (Please check the appropriate box(es) below.)
--------------------------------------------------------------------------------

       [ ]  Individual          [ ]  Joint Tenant



--------------------------------------------------------------------------------
NAME


--------------------------------------------------------------------------------
SOCIAL SECURITY NUMBER OF PRIMARY OWNER


--------------------------------------------------------------------------------
NAME OF JOINT OWNER (if applicable)


--------------------------------------------------------------------------------
JOINT OWNER SOCIAL SECURITY NUMBER


For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.


GIFT TO MINOR (if applicable):

[ ]  Uniform Gifts/Transfers to Minor's Act



--------------------------------------------------------------------------------
NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)


--------------------------------------------------------------------------------
NAME OF MINOR (ONLY ONE PERMITTED)


--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER                       DATE OF BIRTH

CORPORATION, PARTNERSHIP, TRUST OR OTHER ENTITY (if applicable):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NAME OF CORPORATION, PARTNERSHIP, OR OTHER


--------------------------------------------------------------------------------
NAME(S) OF TRUSTEE(S)


--------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION NUMBER


--------
TRUST DATE


--------------------------------------------------------------------------------
2.  MAILING ADDRESS:
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
STREET OR P.O. BOX                                             APARTMENT NUMBER


--------------------------------------------------------------------------------
CITY                               STATE                            ZIP CODE


(   )                                      (   )
--------------------------------------------------------------------------------
DAY PHONE NUMBER                         EVENING PHONE NUMBER



--------------------------------------------------------------------------------
3.  INVESTMENT AMOUNT:
--------------------------------------------------------------------------------

Minimum initial investment of $3,000 per Fund or $1,000 for an automatic investment plan.

    [ ] n/i Micro Cap                           $    CLOSED
                                                ---------------

    [ ] n/i Growth                              $    CLOSED
                                                ---------------

    [ ] n/i Growth & Value                      $
                                                ---------------

    [ ] n/i Larger Cap Value                    $
                                                ---------------


Make the check payable to n/i Family of Funds.

Shareholders may not purchase shares of the n/i Funds with a check issued by a third party and endorsed over to the Funds. Checks for investment must be made payable to the n/i Family of Funds.


--------------------------------------------------------------------------------
4.  DISTRIBUTION OPTIONS:
--------------------------------------------------------------------------------


NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends          [ ] Pay by check         [ ] Reinvest
Capital Gains           [ ] Pay by check         [ ] Reinvest


Please check one of the following options:

[ ]  Please mail checks to Address of Record
      (Named in Section 2)

[ ]  Please electronically credit my Bank of Record
      (Named in Section 8)

--------------------------------------------------------------------------------
5.  TELEPHONE EXCHANGE AND REDEMPTION:
--------------------------------------------------------------------------------


To use either or both of these options, you must initial the appropriate line below.

I authorize the Transfer Agent to accept instructions from any person to exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.


                       Exchange shares for shares of another n/i fund.
-------   -------
initial   joint initial

                       Redeem shares, and send the proceeds to the
-------   -------                address of record.
initial   joint initial


--------------------------------------------------------------------------------
6.  AUTOMATIC INVESTMENT PLAN (if applicable):
--------------------------------------------------------------------------------


Please attach an unsigned, voided check.

The Automatic Investment Plan ($1,000 minimum initial investment), makes possible regularly scheduled purchases of Fund shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum to be deducted from your checking account and used to purchase shares of a specified n/i Fund.

Please debit $______ from my checking account (named below) on or about the 20th of every month.


$           into the                  Fund                Start Month.
 -----------        ------------------    ----------------
$100 minimum


$           into the                  Fund                Start Month.
 -----------        ------------------    ----------------
$100 minimum

$           into the                  Fund                Start Month.
 -----------        ------------------    ----------------
$100 minimum


$           into the                  Fund                Start Month.
 -----------        ------------------    ----------------
$100 minimum


--------------------------------------------------------------------------------
7.  SYSTEMATIC WITHDRAWAL PLAN (if applicable):
--------------------------------------------------------------------------------


Please attach an unsigned, voided check.

To select this option please fill out the information below:

Fund Name                             Amount
          ---------------------              ----------------

Startup Month
              -----------------------

Frequency Options:    [ ] Annually  [ ] Monthly    [ ] Quarterly


 .    A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan
 .    Payments will be made on or near the 25th of the month
     Complete only if using Automatic Investment Plan or Systematic Withdrawal Plan

--------------------------------------------------------------------------------
8.  BANK OF RECORD:
--------------------------------------------------------------------------------

Complete only if using Automatic Investment Plan (Section 6) or Systematic Withdrawal Plan (Section 7)


--------------------------------------------------------------------------------
BANK NAME


--------------------------------------------------------------------------------
STREET ADDRESS OR P.O. BOX


--------------------------------------------------------------------------------
CITY                                  STATE                             ZIP CODE


--------------------------------------------------------------------------------
BANK ABA NUMBER                                        BANK       ACCOUNT NUMBER


--------------------------------------------------------------------------------
9.  SIGNATURES:
--------------------------------------------------------------------------------


The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Information Form, and I (we) have received a current prospectus for the n/i Fund(s) in which I (we) am (are) investing.

Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

Under penalties of perjury, I certify that:
(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
(2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

Note: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to audit backup withholding.


--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                                        DATE

--------------------------------------------------------------------------------
PRINT NAME                                                 TITLE (IF APPLICABLE)


--------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER                                                    DATE


--------------------------------------------------------------------------------
PRINT NAME                                                 TITLE (IF APPLICABLE)

(If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-800-numeric (686-3742). For information on new or existing accounts call 1-800-348-5031.

Mail completed Account Application and check to:
          n/i Family of Funds
          c/o PFPC Inc.
          P.O. Box 8966
          Wilmington, DE 19899-8966

                           n/i family of mutual funds
                            1-800-numeric [686-3742]
                             http://www.numeric.com

Investment Adviser
     Numeric Investors L.P.
     One Memorial Drive
     Cambridge, MA 02142


Co-Administrators
     Bear Stearns Funds Management Inc.
     245 Park Avenue, 15th floor
     New York, NY 10167

     PFPC Inc.
     Bellevue Corporate Center
     400 Bellevue Parkway
     Wilmington, DE 19809


Distributor
     Counsellors Securities Inc.
     466 Lexington Avenue
     New York, NY 10017


Custodian
     Custodial Trust Company
     101 Carnegie Center
     Princeton, NJ 05840


Transfer Agent
     PFPC Inc.
     Bellevue Corporate Center
     400 Bellevue Parkway
     Wilmington, DE 19809


Independent Accountants
     Coopers & Lybrand, L.L.P.
     2400 Eleven Penn Center
     Philadelphia, PA 19103


Counsel
     Drinker Biddle & Reath LLP
     1345 Chestnut Street
     Philadelphia, PA 19107-3496

                              THE RBB FUND, INC.
                (n/i Micro Cap, n/i Growth, n/i Growth & Value
                        and n/i Larger Cap Value Funds)

                          n/i family of mutual funds

                             CROSS REFERENCE SHEET
                             ---------------------

                            Pursuant to Rule 495(a)
                       under the Securities Act of 1933


Form N-1A Item                                      Location
--------------                                      --------

    PART B                                               STATEMENT OF ADDITIONAL INFORMATION
10. Cover Page............................               Cover Page

11. Table of Contents.....................               Cover Page

12. General Information and History.......               General; Directors and Officers;
                                                         Additional Information Concerning
                                                         Fund Shares; Miscellaneous; see
                                                         Prospectus - "The Funds"

13. Investment Objectives and Policies....               Investment Objectives and
                                                         Policies; Investment Limitations

14. Management of the Fund................               Directors and Officers; Investment
                                                         Advisory, Distribution and
                                                         Servicing Arrangements

15. Control Persons and Principal Holders
     of Securities........................               Miscellaneous

16. Investment Advisory and Other Services               Investment Advisory, Distribution
                                                         and Servicing Arrangements; See
                                                         Prospectus - "Management"

17. Brokerage Allocation and Other
     Practices............................               Fund Transactions

18. Capital Stock and Other Securities....               Additional Information Concerning
                                                         Fund Shares; See Prospectus -
                                                         "Dividends and Distributions" and
                                                         "Description of Shares"

19. Purchase, Redemption and Pricing of
     Securities Being Offered.............               Purchase and Redemption
                                                         Information; Valuation of Shares;
                                                         See Prospectus - "How to Purchase
                                                         Shares" and "How to Redeem Shares"

20. Tax Status............................               Taxes; See Prospectus - "Taxes"

21. Underwriters..........................               Not Applicable

22. Calculation of Performance Data.......               Performance Information

23. Financial Statements..................               Miscellaneous

                             SUBJECT TO COMPLETION

             PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED
                              SEPTEMBER 25, 1997

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                              n/i MICRO CAP FUND

                                n/i GROWTH FUND

                            n/i GROWTH & VALUE FUND

                           n/i LARGER CAP VALUE FUND
                           -------------------------
                 (Investment Portfolios of The RBB Fund, Inc.)


                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information provides supplementary information pertaining to shares of the classes (the "Shares") representing interests in the n/i Micro Cap Fund (the "Micro Cap Fund"), the n/i Growth Fund (the "Growth Fund"), the n/i Growth & Value Fund (the "Growth & Value Fund") and the n/i Larger Cap Value Fund (the "Larger Cap Value Fund") (collectively, the "Funds") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the n/i Family Prospectus dated December __, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained from Numeric by calling toll-free (800) NUMERIC [(800) 686-3742]. This Statement of Additional Information is dated December __, 1997.

                                                            Prospectus
                                                Page           Page
                                                ----        ----------
General...................................        3               1
Investment Objectives and Policies........        3               8
Directors and Officers....................       17             N/A
Investment Advisory, Distribution and
  Servicing Arrangements..................       20              17
Fund Transactions.........................       25              19
Purchase and Redemption Information.......       28              20
Valuation Shares..........................       29              28
Performance Information...................       29             N/A
Taxes.....................................       33              29
Description of Shares.....................       36              30
Additional Information Concerning
  Fund Shares.............................       39             N/A
Miscellaneous.............................       40             N/A
Financial Statements......................      F-1             N/A
Appendix A................................      A-1             A-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by RBB or its distributor. The Statement of Additional Information does not constitute an offering by RBB or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                               December __, 1997
                               -----------------

                                    GENERAL

     RBB is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. RBB is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act") and was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to Shares representing interests in the Funds offered by the Prospectus dated December __, 1997.

     Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                      INVESTMENT OBJECTIVES AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

Futures
-------

     Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

     The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

     If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

     A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Funds would hold cash and liquid debt securities in a segregated account with a value sufficient to cover their open futures obligations, the segregated assets would be available to the Funds immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because a Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

     The Funds may sell futures contracts to hedge their other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that the Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, a Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

     Futures margin payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

     Correlation of price changes. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Funds may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

     Liquidity of futures contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

Put and Call Options
--------------------

     Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security or a futures contract.

     A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If a Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require a Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for a Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

     Purchasing Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     The Funds will purchase call options only in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by a Fund. If a Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

     Writing Put Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, a Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because a Fund's cash will be invested in shorter-term securities which usually offer lower yields.

     Writing Call Options. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

     Combined Option Positions. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Risks of Options Transactions. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

     Asset Coverage for Futures and Options Positions. A Fund will not use leverage in its options and futures strategies. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     Limitations on Futures and Options Transactions. RBB, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Funds will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Funds have purchased would exceed 5% of a Fund's net assets after taking into account unrealized profits and losses on such contracts.

     The Funds' limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. The Funds will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current

Prospectus or Statement of Additional Information that has been distributed or made available to the Funds' shareholders.

Short Sales "Against the Box"

     In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position. The Funds will not engage in short sales against the box for speculative purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

Section 4(2) Paper

     "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Funds which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

Rights Offerings and Purchase Warrants

          Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Illiquid Securities

          A Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Funds' investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Board has adopted a policy that the Funds will not purchase private placements (i.e. restricted securities other than Rule 144A Securities). Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          The SEC has adopted Rule 144A, which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities.

          The Adviser will monitor the liquidity of restricted securities in the Funds under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Depositary Receipts
-------------------

          The Funds' assets may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs and EDRs are receipts typically issued by a United States or European bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are depositary receipts structured like global debt issues to facilitate international trading. The Funds may invest in ADRs, EDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


Investment Company Securities

          The Funds may invest in securities issued by other investment companies. Under the 1940 Act, the Funds' investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of a Fund's net assets with respect to any one investment company and (iii) 10% of a Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Funds presently intend to invest in other investment companies only as investment vehicles for short-term cash. The Funds will only invest in securities of other investment companies which are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

Convertible Securities

          The Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, a Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

Repurchase Agreements

          The repurchase price under repurchase agreements generally equals the price paid by the Fund involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund involved under the 1940 Act.

Reverse Repurchase Agreements

          Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to Repurchase.

U.S. Government Obligations

          Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage

Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

When-Issued Securities and Forward Commitments

          Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable that the price or yield available in the market when the securities delivery takes place. A Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

Investment Limitations

          The Funds have adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Funds' outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). The Funds may not:

          1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.

          2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

          4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

          5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under federal securities laws.

          7. Purchase or sell real estate or real estate limited partnership interests, provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

          8. Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          9. Invest in oil, gas or mineral-related exploration or development programs or leases.

          10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

          11. Make investments for the purpose of exercising control or management, but each Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

          12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

          13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 1 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowings to restore asset coverage to 300% within three business days, in accordance with the requirements of the 1940 Act).

                                 DIRECTORS AND OFFICERS

          The directors and executive officers of RBB, their business addresses, ages and principal occupations during the past five years are:


                               Position      Principal Occupation
Name and Address and Age       with Fund     During Past Five Years
------------------------       ---------     ----------------------
*Arnold M. Reichman            Director      Since 1986, Managing
466 Lexington  Avenue                        Director and Assistant
New York, NY 10017                           Secretary, Warburg, Pincus
                                             Counsellors, Inc.;
                                             Director and Executive
                                             Officer of Counsellors
                                             Securities Inc.;
                                             Director/Trustee of
                                             various investment
                                             companies advised by
                                             Warburg, Pincus
                                             Counsellors, Inc.
                                             Age:  48

**Robert Sablowsky             Director      Senior Vice President,
110 Wall Street, 10th Floor                  Fahnestock Co., Inc. (a
New York, NY 10005                           registered broker-dealer);
                                             Prior to October 1996,
                                             Executive Vice President
                                             of Gruntal & Co., Inc. (a
                                             registered broker-dealer).
                                             Age:  59

Francis J. McKay               Director      Since 1963, Executive Vice
7701 Burholme Avenue                         President, Fox Chase
Philadelphia, PA 19111                       Cancer Center (Biomedical
                                             research and medical
                                             care).
                                             Age:  61


                               Position      Principal Occupation
Name and Address and Age       with Fund     During Past Five Years
------------------------       ---------     ----------------------
Marvin E. Sternberg            Director      Since 1974, Chairman,
937 Mt. Pleasant Road                        Director and President,
Bryn Mawr, PA  19010                         Moyco Industries, Inc.
                                             (manufacturer of dental
                                             supplies and precision
                                             coated abrasives); Since
                                             1968, Director and
                                             President, Mart MMM, Inc.
                                             (formerly Montgomeryville
                                             Merchandise Mart Inc.) and
                                             Mart PMM, Inc. (formerly
                                             Pennsauken Merchandise
                                             Mart, Inc.) (shopping
                                             centers); and Since 1975,
                                             Director and Executive
                                             Vice President, Cellucap
                                             Mfg. Co., Inc.
                                             (manufacturer of
                                             disposable headwear).
                                             Age:  62

Julian A. Brodsky              Director      Director and Vice Chairman
1500 Market Street                           since 1969 Comcast
35th Floor                                   Corporation (cable
Philadelphia, PA 19102                       television and
                                             communication); Director
                                             Comcast Cablevision of
                                             Philadelphia (cable
                                             television and
                                             communications) and Nextel
                                             (wireless communication).
                                             Age:  64

Donald van Roden               Director      Self-employed businessman.
1200 Old Mill Lane             and           From February 1980 to
Wyomissing, PA  19610          Chairman of   March 1987, Vice Chairman,
                               the Board     SmithKline Beckman
                                             Corporation
                                             (pharmaceuticals);
                                             Director, AAA Mid-Atlantic
                                             (auto service); Director,
                                             Keystone Insurance Co.
                                             Age:  73


                               Position      Principal Occupation
Name and Address and Age       with Fund     During Past Five Years
------------------------       ---------     ----------------------
Edward J. Roach                President     Certified Public
Suite 100                      and           Accountant; Vice Chairman
Bellevue Park                  Treasurer     of the Board, Fox Chase
Corporate Center                             Cancer Center; Trustee
400 Bellevue Parkway                         Emeritus, Pennsylvania
Wilmington, DE  19809                        School for the Deaf;
                                             Trustee Emeritus,
                                             Immaculata College;
                                             President or Vice
                                             President and Treasurer of
                                             various investment
                                             companies advised by PNC
                                             Institutional Management
                                             Corporation; Director, The
                                             Bradford Funds, Inc.
                                             Age:  73

Morgan R. Jones                Secretary     Chairman of the law firm
Drinker Biddle & Reath LLP                   of Drinker Biddle & Reath
PNB Bank Building                            LLP, Philadelphia,
1345 Chestnut Street                         Pennsylvania; Director,
Philadelphia, PA 19107-3496                  Rocking Horse Child Care
                                             Centers of America, Inc.
                                             Age:  56

______________________

* Mr. Reichman is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB as that term is defined in the 1940 Act by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors.

The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

     RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of RBB and Mr. Sablowsky (who is an interested person of RBB) $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of RBB are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald van Roden) receives an additional $5,000 for his services. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from the Fund in the following amounts:


                       Directors             Compensation
                       ---------             ------------
                    Julian A. Brodsky          $16,000
                    Francis J. McKay           $19,000
                    Robert Sablowsky           $ 8,000
                    Marvin E. Sternberg        $19,000
                    Donald van Roden           $24,000

          On October 24, 1990, RBB adopted, as a participating employer, The Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee) pursuant to which RBB will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by RBB's investment advisers, administrators and the Distributor, RBB itself requires only one part-time employee. No officer, partner or employee of Numeric currently receives any compensation from RBB.

     INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

Advisory Agreements

          Numeric renders advisory services to the Funds pursuant to Investment Advisory Contracts. The Advisory Contracts relating to each of the Funds are dated April 24, 1996, except for the Larger Cap Value Fund, which is dated ________, 1997. Under the Advisory Contracts, Numeric is entitled to receive a fee from each Fund calculated at an annual rate of 0.75% of a Fund's average daily net assets. For the fiscal year ended August 31, 1997 and for the following fiscal year, Numeric intends to waive its fees to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%. There can be no assurance that Numeric will continue such waivers indefinitely.

          For the period from commencement of operations June 3, 1996 through August 31, 1996 and for the fiscal year ended August 31, 1997, the Funds paid Numeric advisory fees and Numeric waived advisory fees as follows:


                                   Fees Paid
                                   ---------
     Fund                       (After Waivers)     Waivers      Reimbursements
     ----                       ---------------     -------      --------------

Period ended August 31, 1996
----------------------------

n/i Micro Cap                      $               $             $0

n/i Growth                         $               $             $0

n/i Growth &                       $               $             $0
Value

Fiscal year ended August 31, 1997
---------------------------------

n/i Micro Cap                      $               $             $0

n/i Growth                         $               $             $0

n/i Growth &                       $               $             $0
Value


          The Funds bear all of their own expenses not specifically assumed by Numeric. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to the expenses listed in the prospectus and the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) expenses of organizing RBB that are not attributable to a class of RBB; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a Fund for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; and (g) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.

          Under the Advisory Contracts, Numeric will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Funds in connection with the performance of an Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Numeric in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

          The Advisory Contracts for the Micro Cap, Growth and Growth & Value Funds were approved on April 24, 1996 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contract for the Larger Cap Value Fund was approved on ________, 1997. The Advisory Contracts are terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days' written notice to Numeric. The Advisory Contracts for the Micro Cap, Growth and Growth & Value Funds became effective on May 20, 1996 and were approved by written consent of the sole shareholder of each of the Micro Cap, Growth and Growth & Value Funds on May 28, 1996. The Advisory Contract for the Larger Cap Value Fund became effective on December __, 1997 and was approved by written consent of the sole shareholder of the Fund. The Advisory Contracts terminate automatically in the event of assignment thereof.

          The Advisory Contracts provide that Numeric shall at all times have all rights in and to each Fund's name and all investment models used by or on behalf of the Funds. Numeric may use each Fund's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

          The Advisory Contracts further provide that no public reference to, or description of, Numeric or its methodology or work shall be made by RBB, whether in the Prospectus, Statement of Additional Information or otherwise, without the prior written consent of Numeric, which consent shall not be unreasonably withheld. In each case, RBB has agreed to provide Numeric a reasonable opportunity to review any such reference or description before being asked for such consent.

Custodian Agreements

          Custodial Trust Company ("CTC") is custodian of the Funds' assets pursuant to custodian agreements dated as of May 20, 1996, as amended (the "Custodian Agreements"). Under the Custodian Agreements, CTC (a) maintains a separate account or accounts in the name of each of the Funds, (b) holds and transfers portfolio securities on account of each of the Funds, (c) accepts receipts and makes disbursements of money on behalf of each of the Funds, (d) collects and receives all income and other payments and distributions on account of each of the Funds' portfolio securities and (e) makes periodic reports to the RBB's Board of Directors concerning the Funds' operations. CTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that CTC remains responsible for the performance of all its duties under the Custodian Agreements and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreements, CTC receives a fee calculated as .015% of each Fund's average daily gross assets, with a minimum monthly fee of $417 per Fund, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds.

Transfer Agency Agreements

          PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated August 16, 1988, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of each of the Funds, (b) addresses and mails all communications by the Funds to record owners of shares of the Funds, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Funds. For its services to the Funds under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account for the Funds, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

Co-Administration Agreements

          Bear Stearns Funds Management Inc. ("BSFM") serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated April 24, 1996, as amended, for each of the Funds (the "BSFM Co-Administration Agreements"). BSFM has agreed to assist each of the Funds in all significant aspects of their administration and operations. The BSFM Co-Administration Agreements provide that BSFM shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BSFM Co-Administration Agreements, BSFM receives a fee with respect to each of the Funds calculated at an annual rate of .05% of each Fund's average daily net assets.

          PFPC also serves as co-administrator to Funds pursuant to Co-Administration Agreements dated as of April 24, 1996, as amended (the "PFPC Co-Administration Agreements"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds and assist in related aspects of the Funds' operations. The PFPC Co-Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Co-Administration Agreements, PFPC receives a fee with respect to each of the Funds calculated at an annual rate of .115% of each Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges.

          For the period from commencement of operations (June 3, 1996) until August 31, 1996 and for the fiscal year ended August 31, 1997, the Funds paid administration fees to BSFM and PFPC and BSFM and PFPC waived administration fees as follows:

                      Fees Paid
     Fund          (After Waivers)               Waivers         Reimbursements
     ----           -------------                -------         --------------

For the period from June 3, 1996 until August 31, 1996.
-------------------------------------------------------

(BSFM)
------

n/i Micro Cap

n/i Growth

n/i Growth &
Value

(PFPC)
------

n/i Micro Cap

n/i Growth

n/i Growth &
Value


                     Fees Paid
     Fund          (After Waivers)               Waivers         Reimbursements
     ----           -------------                -------         --------------

For the fiscal year ended August 31, 1997.
------------------------------------------

(BSFM)
------

n/i Micro Cap

n/i Growth

n/i Growth &
Value

(PFPC)
------

n/i Micro Cap

n/i Growth

n/i Growth &
Value


Administrative Services Agent

          Counsellors Funds Service, Inc. ("Counsellors Services"), a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc. ("WPC"), provides certain administrative services to each of the Portfolios that are not provided by BSFM or PFPC, subject to the supervision and direction of the Board of Directors of RBB. WPC is a wholly-owned subsidiary of Warburg, Pincus Counsellors, G.P. These services include furnishing certain internal quasi-legal, executive and administrative services, acting as liaison between the Funds and the Funds' various service providers, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of RBB's Board of Directors, coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Funds. As compensation for such administrative services, RBB pays Counsellors Services each month a fee for the previous month calculated at the annual rate of .15% of each Fund's average daily net assets.


          For the period from commencement of operations (June 3, 1996) through August 31, 1996 and for the fiscal year ended August 31, 1997, the Funds paid administration fees to Counsellors Services and Counsellors Services waived administration fees as follows:

                       Fees Paid
     Fund           (After Waivers)             Waivers         Reimbursements
     ----            -------------              -------         --------------

For the period ended August 31, 1996.
-------------------------------------

n/i Micro Cap

n/i Growth

n/i Growth &
Value

For the fiscal year ended August 31, 1997.
-----------------------------------------
n/i Micro Cap

n/i Growth

n/i Growth &
Value


Distributor

          Counsellors Securities Inc. ("Counsellors" or the "Distributor") serves as distributor of the Shares. Counsellors is a wholly-owned subsidiary of WPC and is located at 466 Lexington Avenue, New York 10017-3147. No compensation is payable by RBB to Counsellors for distribution services with respect to the Funds.


                               FUND TRANSACTIONS

          Subject to policies established by the Board of Directors, Numeric is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, Numeric seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Numeric generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

          No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Numeric may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of Numeric. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Numeric under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Numeric, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Numeric, as applicable, to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

          Corporate debt and U.S. Government securities and many micro- and small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt, micro- or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

          Numeric may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Funds prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Funds' anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Funds would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

          Investment decisions for the Funds and for other investment accounts managed by Numeric are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Funds. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such security of which Numeric or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

          In no instance will portfolio securities be purchased from or sold to Counsellors Securities, PNC Bank or Numeric or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

          A high (100% or more) rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund. Federal income tax laws may restrict the extent to which a Fund may engage in short term trading of securities. See "Taxes." The Funds anticipate that their annual portfolio turnover rates will vary from year to year, but will generally range between 150% and 300%. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

           For the fiscal year ended August 31, 1997, the Funds paid brokerage commissions on behalf of the Funds as follows:


Fund                                            Brokerage Commissions
----                                            ---------------------
n/i Micro Cap                                    $

n/i Growth                                       $


n/i Growth & Value          $



                      PURCHASE AND REDEMPTION INFORMATION

     The Funds reserve the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

     Under the 1940 Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectus, a Fund may redeem shares involuntarily to reimburse such Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.

     An illustration of the computation of the public offering price per share of each of the Funds, based on the value of such Funds' net assets as of August 31, 1997, is as follows:

                        n/i Micro                 n/i Growth &
                            Cap      n/i Growth       Value

Net assets............    $            $            $

Outstanding shares....    $            $            $

Net asset value per       $            $            $
 share................

Maximum sales charge..     --           --           --
                          ---          ---          ---
Offering to Public....    $            $            $

                              VALUATION OF SHARES

     The net asset value per share of each Fund is calculated as of 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively. Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Funds' books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.

                            PERFORMANCE INFORMATION

     Total Return. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:


     P(1 + T)/n/ = ERV

           Where:   P =  hypothetical initial payment of $1,000

                    T =  average annual total return

                    n =  number of years (1, 5 or 10)

                  ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Funds' registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Funds are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Funds.

     The formula for calculating aggregate total return is as follows:

                                 ERV
     Aggregate Total Return = [(----) - 1]
                                  P


     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     Performance. From time to time, the Funds may advertise their average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's shares assuming that any income dividends and/or capital gain distributions made by a Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that a Fund's annual total return for one year in the period might have been grater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Funds seek long-term appreciation and that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period (again reflecting changes in a Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of a Fund's shares.

     Calculated according to the SEC Rules, the average annual total return for the Funds was as follows:

                Fund                                              Return
                ----                                              -------
For the fiscal year ended August 31, 1997.

n/i Micro Cap                                                        %

n/i Growth                                                           %

n/i Growth & Value                                                   %

For the period June 3, 1996 (commencement of operations) to August 31, 1997.

n/i Micro Cap                                                        %

n/i Growth                                                           %
n/i Growth & Value                                                   %
     Calculated according to the above formula, the aggregate total return for the Funds was as follows:
                Fund                                              Return
                ----                                              -------
For the period June 3, 1996 (commencement of operations)
to August 31, 1997.

n/i Micro Cap                                                       %

n/i Growth                                                          %

n/i Growth & Value                                                  %

For the fiscal year ended August 31, 1997.

n/i Micro Cap                                                       %

n/i Growth                                                          %
n/i Growth & Value                                                  $

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by Numeric derived from such indices. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.


     In reports or other communications to investors or in advertising, the Funds may also describe the general biography or work experience of the portfolio managers of the Funds and may include quotations attributable to the portfolio managers describing approaches taken in managing the Funds' investments, research methodology, underlying stock selection or the Funds' investment objective. The Funds may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Funds may from time to time compare their expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Funds intend to elect to be taxed as and meet the requirements of regulated investment companies under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As regulated investment companies, the Funds are exempt from federal income tax on their net investment income and realized capital gains which they distribute to shareholders, provided that they distribute an amount equal to the sum of (a) at least 90% of their investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of their net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfy certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which the engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

     Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Funds in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Funds intend to distribute to shareholders their excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by a Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Fund as capital gain dividends may not exceed the net capital gain of a Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by a Fund to shareholders not later than 60 days after the close of each Fund's respective taxable year.

     In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year generally qualifies for the 70% dividends received deduction to the extent of the gross amount of "qualifying dividends" received by a Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. However, a dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. RBB will designate the portion, if any, of the distribution made by a Fund that qualifies for the dividends received deduction in a written notice mailed by a Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

     Distributions of net investment income received by the Funds from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

     A shareholder will recognize gain or loss upon an exchange of shares of a Fund for shares of another Fund upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of the Shares exchanged for shares of another Fund for the purpose of determining gain or loss on the exchange, where the Shares exchanged have been held 90 days or less. The sales charge will increase the basis of the shares acquired through exercise of the exchange privilege (unless the shares acquired are also exchanged for shares of another Fund within 90 days after the first exchange).

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because the Funds intend to distribute all of their taxable income currently, no Fund anticipates incurring any liability for this excise tax. However, investors should note that the Funds may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

     A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to RBB that he is not subject to backup withholding or that he is an "exempt recipient."

     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Funds expect to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

                             DESCRIPTION OF SHARES

     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock (Laffer/Canto Equity), 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Growth), 50 million shares are classified as Class HH (n/i Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners _________ Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor_____________ Bond), 50 million shares are classified as Class XX Common Stock (n/i Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government

Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Classes FF, GG, HH and XX Common Stock constitute the n/i Micro Cap, Growth, Growth & Value and Larger Cap Funds, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


     The classes of Common Stock have been grouped into sixteen separate "families": the RBB Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Funds; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in three non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

                 ADDITIONAL INFORMATION CONCERNING FUND SHARES

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by RBB's Charter, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio). The name "n/i" may be used in the name of other portfolios managed by Numeric.

                                 MISCELLANEOUS

     Counsel. The law firm of Drinker Biddle & Reath LLP, 1100 Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to RBB and RBB's non-interested directors.

     Independent Accountants. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

     Control Persons. As of September 8, 1997, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of RBB indicated below. See "Description of Shares" above. RBB does not know whether such persons also beneficially own such shares.


[To be updated]
---------------

PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------

Cash Preservation Money      Jewish Family and Children's                 4.21
Market Portfolio             Agency of Philadelphia
(Class G)                    Capital Campaign
                             Attn:  S. Ramm
                             1610 Spruce Street
                             Philadelphia, PA  19103


                             Dominic and Barbara Pisciotta and           19.5
                             Successors in Trust under the
                             Dominic and Barbara Pisciotta
                             Caring Trust
                             207 Woodmere Way
                             St. Charles, MO  63303



Cash Preservation            Kenneth Farwell and Valerie                 11.5
Municipal Money Market       Farwell JTTEN
Portfolio                    3854 Sullivan
(Class H)                    St. Louis, MO  63107

                             Gary L. Lange and                           33.2
                             Susan D. Lange JTTEN
                             1354 Shady Knoll Ct.
                             Longwood, FL  32750

                             Andrew Diederich and                         6.3
                             Doris Diederich JTTEN
                             1003 Lindeman
                             Des Peres, MO  63131



PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
                             Gwendoyln Haynes                             5.3
                             2757 Geyer
                             St. Louis, MO  63104

                             Savannah Thomas Trust                        6.3
                             200 Madison Ave.
                             Rock Hill, MD  63119

Sansom Street Money Market   Wasner & Co.                                23.6
Portfolio                    FAO Paine Webber and Managed
(Class I)                    Assets Sundry Holdings
                             Attn:  Joe Domizio
                             200 Stevens Drive
                             Lester, PA  19113

                             Saxon and Co.                               74.2
                             FBO Paine Webber
                             P.O. Box 7780 1888
                             Philadelphia, PA  19182

BEA International Equity-    Blue Cross & Blue Shield of                  6.99
Institutional Class          Massachusetts Inc.
(Class T)                    Retirement Income Trust
                             100 Summer Street
                             Boston, MA  02110-2106

                             Credit Suisse Private Banking                6.95
                             Dividend Reinvestment Plan
                             c/o Credit Suisse Private Banking
                             12 E 49th St., 40th Floor
                             New York, NY 10017-1028

                             Indiana University Foundation                5.51
                             Attn:  Walter L. Koon, Jr.
                             P.O. Box 500
                             Bloomington, IN 47402-0500


PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
                             Employees Retirement Plan Marshfield           5.33
                             1000 N. Oak Avenue
                             Marshfield, WI 54449-5703

                             State Street Bank & Trust                      5.07
                             FBO Consumers Energy
                             P.O. Box 1992
                             Boston, MA 02105-1992

BEA International Equity     Trammscorp                                    89.28
Portfolio - Advisor Class    FBO William E. Burns
(Class MM)                   P.O. Box 6535
                             Englewood, CO 80155-6535

                             State Street Bank & Trust Co.                  9.33
                             7101 Golf Colony Ct. Apt 106
                             Lake Worth, FL 33467-3977

BEA High Yield Portfolio     Guenter Full Trust Michelin North             17.98
- Institutional Class        America Inc.
(Class U)                    Master Trust
                             P.O. Box 19001
                             Greenville, SC  29602-9001

                             C S First Boston Pension Fund                  6.39
                             Park Avenue Plaza, 34th Floor
                             Attn:  Steve Medici
                             55 E. 52nd Street
                             New York, NY 10055-0002

                             SC Johnson & Son, Inc.                        12.95
                             Retirement Plan
                             1525 Howe Street
                             Mail Stat 447
                             Racine, WI  53403-2237

                             Southdown Inc. Pension Plan                   10.02
                             MAC & Co.
                             Mutual Fund Operations
                             P.O. Box 3198
                             Pittsburgh, PA  31980

BEA High Yield Portfolio-    Richard A. Wilson TTEE                        96.16
Advisor Class (Class OO)     E. Francis Wilson TTEE
                             The Wilson Family Trust
                             7612 March Avenue
                             West Hills, CA  91304-5232


PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
BEA Emerging Markets         Wachovia Bank North Carolina Trust            23.26
Equity Portfolio-            for Carolina Power & Light Co.
Institutional Class          Supplemental Retirement Trust
(Class V)                    301 N. Main Street
                             P.O. Box 3073
                             Winston-Salem, NC  27101-3819

                             Hall Family Foundation                        45.09
                             P.O. Box 419580
                             Kansas City, MO  64141-8400

                             Arkansas Public Employees                     16.26
                             Retirement System
                             124 W. Capitol Avenue
                             Little Rock, AR 72201-3704

BEA Emerging Markets         Charles Schwab & Co.                          82.86
Equity Portfolio - Advisor   101 Montgomery Street
Class (Class NN)             San Francisco, CA 94104-4175


                             Louis C. Demarco                              12.59
                             11 Elvira Ct.
                             Huntington, NY 11743-6802

BEA US Core Equity           Werner & Pfleiderer Pension                    7.20
Portfolio - Institutional    Plan Employees
Class                        663 E. Crescent Avenue
(Class X)                    Ramsey, NJ  07446-1220

                             Washington Hebrew Congregation                11.57
                             3935 Macomb St. NW
                             Washington, DC  20016-3799

                             Patterson & Co.                               43.97
                             P.O. Box 7829
                             Philadelphia, PA 19101-7829


PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
                             Credit Suisse Private Banking                 13.29
                             Dividend Reinvestment Plan
                             c/o Credit Suisse Private Banking
                             12 E. 49th St., 40th Floor
                             New York, New York 10017-1028

                             Fleet National Bank Trust                      6.04
                             Hospital St. Raphael Malpractice
                             P.O. Box 92800
                             Rochester, NY 14692-8900

BEA US Core Fixed Income     New England UFCW & Employers'                 23.10
Portfolio - Institutional    Pension Fund Board of Trustees
Class                        161 Forbes Road, Suite 201
(Class Y)                    Braintree, MA  02184-2606


                             Patterson & Co.                                6.60
                             P.O. Box 7829
                             Philadelphia, PA  19101-7829

                             MAC & Co                                       5.15
                             Mutual Funds Operations
                             P.O. Box 3198
                             Pittsburgh, PA  15230-3198

                             Citibank NA                                    9.86
                             Trust for CS First Boston Corp
                             Emp S/P
                             Attn:   Sheila Adams
                             111 Wall Street, 20th floor Z1
                             New York, NY  10043-1000

                             The Valley Foundation                          6.68
                             c/o Enterprise Trust
                             16450 Los Gatos Boulevard
                             Suite 210
                             Los Gatos, CA  95032-5594

                             DCA Food Industries Inc.                       9.09
                             1501 Franklin Avenue
                             P.O. Box CS761
                             Garden City, NY 11530-1699

                             State Street Bank & Trust TTEE                 7.76
                             Fenway Holdings LLC MasterTrust
                             P.O. Box 470
                             Boston, MA 02102-0470



PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
BEA Strategic Global         Sunkist Master Trust                          32.69
 Fixed Income Portfolio      14130 Riverside Drive
 (Class Z)                   Sherman Oaks, CA  91423-2313

                             Patterson & Co.                               23.37
                             P.O. Box 7829
                             Philadelphia, PA  19101-7829

                             Key Trust Co. of Ohio                         18.90
                             FBO Eastern Enterp. Collective Inv.
                             Trust
                             P.O. Box 94870
                             Cleveland, OH 44101-4870

                             Hard & Co.                                    13.24
                             Trust for Abtco Inc.
                             Retirement Plan
                             c/o Associated Bank, N.A.
                             100 W. Wisconsin Ave.
                             Neenah, WI  54956-3012

BEA Municipal Bond Fund      William A. Marquard                           39.38
Portfolio Institutional      2199 Maysville Rd.
Class (Class AA)             Carlisle, KY  40311-9716

                             Arnold Leon                                   13.13
                             c/o Fiduciary Trust Company
                             P.O. Box 3199
                             Church Street Station
                             New York, NY  10008-3199

                             Irwin Bard                                     6.50
                             1750 North East 183rd St.
                             North Miami Beach, FL  33179-4908

BEA Global Tele-             E. M. Warburg Pincus & Co. Inc.               17.88
communications Portfolio     466 Lexington Ave.
-Advisor Class (Class PP)    New York, NY  10017-3140


PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
                             BEA Associates 401k                           10.68
                             153 East 53rd Street
                             New York NY 10022-4611

                             John B. Hurford                               48.70
                             153 E. 53rd St., Flr. 57
                             New York, NY  10022-4611

n/i Micro Cap Fund           Charles Schwab & Co. Inc.                      15.4
(Class FF)                   Special Custody Account for the
                             Exclusive Benefit of Customers
                             Attn: Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Public Institute for Social Security            6.3
                             1001 19th Street N, 16th Floor
                             Arlington, VA 22209

                             Portland General Corp. Investment              14.3
                             Trust
                             Attn:  William J. Valach
                             121 SW Salmon Street
                             Portland, OR 97202

                             State Street Bank and Trust Company             7.3
                             Attn:  Kevin Sutton
                             Solomon Williard Building
                             One Enterprise Drive
                             North Quincy, MA 02171

n/i Growth Fund              Charles Schwab & Co. Inc.                      17.9
(Class GG)                   Special Custody Account for the
                             Exclusive Benefit of Customers
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104


PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
                             U.S. Equity Investment Portfolio LP             6.7
                             c/o Asset Management Advisors Inc.
                             1001 N. US Hwy 1 STE 800
                             Jupiter, FL  33477

                             Portland General Corp VEBA Plan                 5.9
                             Attn:  William Valach
                             121 S.W. Salmon Street
                             Portland, OR 97202

                             CitiBank F S B                                 19.4
                             Sargent & Lundy Retirement Trust
                             C/O CitiCorp
                             Attn:  D. Erwin Jr.
                             1410 N. West Shore Blvd.
                             Tampa, FL  33607

n/i Growth & Value           Charles Schwab & Co. Inc.                      21.9
Fund (Class HH)              Special Custody Account for the
                             Exclusive Benefit of Customers
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Chase Manhattan Bank                            6.9
                             Collins Group Trust I
                             840 Newport Center Dr.
                             Newport Beach, CA 92660

Boston Partners Large Cap    Dr. Janice B. Yost                             26.4
Value Fund -                 Trust Mary Black Foundation Inc.
Institutional Class          Bell Hill-945 E. Main St.
(Class QQ)                   Spartanburg, SC  29302

                             Dolomite Products Company Inc.                  5.1
                             Gardner C. Odenbach Treasurer
                             1150 Penfield Rd.
                             Rochester, NY 14625-2202
                                                                            11.1
                             Shady Side Academy Endowment
                             423 Fox Chapel Rd.
                             Pittsburgh, PA 15238


PORTFOLIO                    NAME AND ADDRESS                      PERCENT OWNED
---------                    ----------------                      -------------
                             Saxon and Co.                                  12.4
                             P.O. Box 7780-1888
                             Philadelphia, PA 19182

                             Irving Fireman's Relief &                       7.4
                             Retirement Fund
                             Lou Mayfield - Chairman
                             601 N. Beltline, Suite 20
                             Irving, TX 75061

                             John N. Brodson and                            10.1
                             Paul A. Ebert Trust
                             55 E. Erie Street
                             Chicago, IL 60611

                             Wells Fargo Bank                               15.8
                             Trust Stoel Rives
                             P.O. Box 9800
                             Calabasas, CA 91308

                             Hawaiian Trust Company LTD                      6.3
                             Trust-The Estate of James Campbell
                             Pension Fund
                             P.O. Box 3170
                             Honolulu, HI 96802-3170

Boston Partners Large Cap    Fleet National Bank TTEE                        7.8
Value Fund - Investor        Testa Hurwitz THIB
Class                        FBO Scott Birnbaum
(Class RR)                   P.O. Box 92800
                             Rochester, NY 14692



PORTFOLIO                                 NAME AND ADDRESS                        PERCENT OWNED
---------                                 ----------------                        -------------
                                          National Financial Corp                        26.0
                                          Attn:  Mutual Funds, 5th Floor
                                          200 Liberty St., 1 World Financial
                                          Center
                                          New York, NY 10281

                                          Joseph P. Scherer                              10.5
                                          Rollover IRA
                                          26 Embassay Ct.
                                          Cherry Hill, NJ 08002

                                          Charles Schwab & Co. Inc.                      11.7
                                          Attn:  Mutual Funds
                                          101 Montgomery Street
                                          San Francisco, CA 94104

                                          Linda C. Brodson                                7.5
                                          Linda C. Brodson Trust
                                          465 Lakeside Place
                                          Highland, Park, IL 60035

                                          John N. Brodson                                 7.5
                                          John N. Brodson Trust
                                          465 Lakeside Place
                                          Highland Park, IL 60035

                                          Mark R. Scott                                   6.2
                                          and Maryann Scott
                                          JTTEN WROS 2543 Longmount Drive
                                          Wexford, PA 15090

Boston Partners MidCap Value              Wells Fargo Bank                                5.6
Fund - Institutional Class                FBO William W. Carter
                                          P.O. Box 1389
                                          San Carlos, CA 94070

                                          USNB of Oregon                                 80.3
                                          Attn:  Mutual Funds
                                          P.O. Box 3168
                                          Portland, OR 97208

Boston Partners MidCap Value              National Financial Services Corp.              34.4
Fund - Investor Class                     Sal Vella
                                          200 Liberty Street
                                          New York, NY 10281

                                          Charles Schwab & Co. Inc.                      19.1
                                          Attn:  Mutual Funds
                                          101 Montgomery Street
                                          San Francisco, CA 94104

                                          George B. Smithy, Jr.                          16.8
                                          38 Greenwood Road
                                          Wellesley, MA 02181

                                          John N. Brodson                                 8.3
                                          465 Lakeside Place
                                          Highland Park, IL 60035

PORTFOLIO                                 NAME AND ADDRESS                        PERCENT OWNED
---------                                 ----------------                        -------------
                                          Linda C. Brodson                                8.3
                                          465 Lakeside Place
                                          Highland Park, IL 60035


     As of the above date, directors and officers as a group owned less than one percent of the shares of RBB.

     Litigation. There is currently no material litigation affecting RBB.

     Financial Statements. The audited financial statements and notes thereto in the Funds' Annual Report to Shareholders (the "1996 Annual Report") for the fiscal year ended August 31, 1996 (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. No other parts of the 1996 Annual Report are incorporated by reference herein. Copies of the 1996 Annual Report may be obtained free of charge by telephoning PFPC at (800) 348-5031. No financial statements are supplied for the Larger Cap Value Fund because, as of the date of the Prospectus and this Statement of Additional Information, the Fund had no operating history.

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by a strong capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

          "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

          "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

          "D" - Obligations which have a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.


          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable

Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                    PART C

                               OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

 (a) Financial Statements:

     (1)   Included in Part A of the Registration Statement:

           Financing Highlights for the n/i Micro Cap, Growth and Growth and Value Funds for the period from commencement of operations through August 31, 1996.

     (2)   Included in or incorporated by reference into Part B:

           None.

 (b) Exhibits:                                                 SEE NOTE #
                                                               ----------
     (1)   (a)   Articles of Incorporation of Registrant.           1

           (b)   Articles Supplementary of Registrant.              1

           (c)   Articles of Amendment to Articles of               2
                  Incorporation of Registrant.

           (d)   Articles Supplementary of Registrant.              2

           (e)   Articles Supplementary of Registrant.              5

           (f)   Articles Supplementary of Registrant.              6

           (g)   Articles Supplementary of Registrant.              9

           (h)   Articles Supplementary of Registrant.             10

           (i)   Articles Supplementary of Registrant.             14

           (j)   Articles Supplementary of Registrant.             14

           (k)   Articles Supplementary of Registrant.             19

           (l)   Articles Supplementary of Registrant.             19

           (m)   Articles Supplementary of Registrant.             19

           (n)   Articles Supplementary of Registrant.             19

           (o)   Articles Supplementary of Registrant.             20

           (p)   Articles Supplementary of Registrant.             23

           (q)   Articles Supplementary of Registrant.             25

           (r)   Articles Supplementary of Registrant.             27

     (2)   Amended By-Laws adopted August 16, 1988.                 3

           (a)   Amendment to By-Laws adopted July 25, 1989.        4

           (b)   By-Laws amended through October 24, 1989.          5

           (c)   By-Laws amended through April 24, 1996.           23

     (3)   None.


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
     (4)   (a)   See Articles VI, VII, VIII, IX and XI of                  1
                 Registrant's Articles of Incorporation dated February
                 17, 1988.

           (b)   See Articles II, III, VI, XIII, and XIV of               23
                 Registrant's By-Laws as amended through April 26,
                 1996.

     (5)   (a)   Investment Advisory Agreement (Money Market)              3
                 between Registrant and Provident
                 Institutional Management Corporation, dated
                 as of August 16, 1988.

           (b)   Sub-Advisory Agreement (Money Market) between             3
                 Provident Institutional Management
                 Corporation and Provident National Bank, dated as of
                 August 16, 1988.

           (c)   Investment Advisory Agreement (Tax-Free Money             3
                 Market) between Registrant and Provident
                 Institutional Management Corporation, dated
                 as of August 16, 1988.

           (d)   Sub-Advisory Agreement (Tax-Free Money                    3
                 Market) between Provident Institutional
                 Management Corporation and Provident National
                 Bank, dated as of August 16, 1988.

           (e)   Investment Advisory Agreement (Government                 3
                 Obligations Money Market) between Registrant
                 and Provident Institutional Management
                 Corporation, dated as of August 16, 1988.

           (f)   Sub-Advisory Agreement (Government                        3
                 Obligations Money Market) between Provident
                 Institutional Management Corporation and
                 Provident National Bank, dated as of August 16, 1988.

           (k)   Investment Advisory Agreement (Balanced)                  3
                 between Registrant and Provident
                 Institutional Management Corporation, dated
                 as of August 16, 1988.

           (l)   Sub-Advisory Agreement (Balanced) between                 4
                 Provident Institutional Management
                 Corporation and Provident National Bank, dated as of
                 August 16, 1988.

           (m)   Investment Advisory Agreement (Tax-Free)                  3
                 between Registrant and Provident
                 Institutional Management Corporation, dated
                 as of August 16, 1988.

           (n)   Sub-Advisory Agreement (Tax-Free) between                 3
                 Provident Institutional Management
                 Corporation and Provident National Bank, dated as of
                 August 16, 1988.

           (s)   Investment Advisory Agreement (Government                 8
                 Securities) between Registrant and Provident
                 Institutional Management Corporation dated as
                 of April 8, 1991.

(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (t)   Investment Advisory Agreement (High Yield                 8
                 Bond) between Registrant and Provident
                 Institutional Management Corporation dated as
                 of April 8, 1991.

           (u)   Sub-Advisory Agreement (High Yield Bond)                  8
                 between Registrant and Warburg, Pincus
                 Counsellors, Inc. dated as of April 8, 1991.

           (v)   Investment Advisory Agreement (New York                   9
                 Municipal Money Market) between Registrant
                 and Provident Institutional Management
                 Corporation dated November 5, 1991.

           (w)   Investment Advisory Agreement (Equity)                   10
                 between Registrant and Provident
                 Institutional Management Corporation dated
                 November 5, 1991.

           (x)   Sub-Advisory Agreement (Equity) between                  10
                 Registrant, Provident Institutional
                 Management Corporation and Warburg, Pincus
                 Counsellors, Inc. dated November 5, 1991.

           (y)   Investment Advisory Agreement (Tax-Free Money            10
                 Market) between Registrant and Provident
                 Institutional Management Corporation dated
                 April 21, 1992.

           (z)   Investment Advisory Agreement (BEA                       11
                 International Equity Portfolio) between
                 Registrant and BEA Associates.

           (aa)  Investment Advisory Agreement (BEA Strategic             11
                 Fixed Income Portfolio) between Registrant
                 and BEA Associates.

           (bb)  Investment Advisory Agreement (BEA Emerging              11
                 Markets Equity Portfolio) between Registrant
                 and BEA Associates.

           (cc)  Investment Advisory Agreement (Laffer/Canto              14
                 Equity Portfolio) between Registrant and
                 Laffer Advisors Incorporated, dated as of
                 July 21, 1993.

           (dd)  Sub-Advisory Agreement (Laffer/Canto Sector              12
                 Equity Portfolio) between PNC Institutional
                 Management Corporation and Laffer Advisors
                 Incorporated, dated as of July 21, 1993.

           (ee)  Investment Advisory Agreement (BEA U.S. Core             15
                 Equity Portfolio) between Registrant and BEA
                 Associates, dated as of October 27, 1993.

           (ff)  Investment Advisory Agreement (BEA U.S. Core             15
                 Fixed Income Portfolio) between Registrant
                 and BEA Associates, dated as of October 27,
                 1993.


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (gg)  Investment Advisory Agreement (BEA Global                15
                 Fixed Income Portfolio) between Registrant
                 and BEA Associates, dated as of October 27, 1993.

           (hh)  Investment Advisory Agreement (BEA Municipal             15
                 Bond Fund Portfolio) between Registrant and
                 BEA Associates, dated as of October 27, 1993.

           (ii)  Investment Advisory Agreement (Warburg Pincus            14
                 Growth and Income Fund) between Registrant
                 and Warburg, Pincus Counsellors, Inc.

           (jj)  Investment Advisory Agreement (Warburg Pincus            16
                 Balanced Fund) between Registrant and
                 Warburg, Pincus Counsellors, Inc.

           (kk)  Investment Advisory Agreement (BEA Balanced)             16
                 between Registrant and BEA Associates.

           (ll)  Investment Advisory Agreement (BEA Short                 16
                 Duration Portfolio) between Registrant and
                 BEA Associates.

           (mm)  Investment Advisory Agreement (Warburg Pincus            21
                 Tax Free Fund) between Registrant and
                 Warburg, Pincus Counsellors, Inc.

           (nn)  Investment Advisory Agreement (ni Micro Cap              23
                 Fund) between Registrant and Numeric
                 Investors, L.P.

           (oo)  Investment Advisory Agreement (ni Growth                 23
                 Fund) between Registrant and Numeric
                 Investors, L.P.

           (pp)  Investment Advisory Agreement (ni Growth &               23
                 Value Fund) between Registrant and Numeric
                 Investors, L.P.

           (qq)  Investment Advisory Agreement (BEA Global                24
                 Telecommunications Portfolio) between
                 Registrant and BEA Associates.

           (rr)  Investment Advisory Agreement (Boston                    26
                 Partners Large Cap Value Fund) between
                 Registrant and Boston Partners Asset
                 Management, L.P.

           (ss)  Investment Advisory Agreement (Boston
                 Partners Mid Cap Value Fund) between
                 Registrant and Boston Partners Asset
                 Management, L.P.

     (6)   (r)   Distribution Agreement and Supplements                    8
                 (Classes A through Q) between the
                 Registrant and Counsellors Securities
                 Inc. dated as of April 10, 1991.

(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (s)   Distribution Agreement Supplement (Classes L,             9
                 M, N and 0) between the Registrant and
                 Counsellors Securities Inc. dated as of
                 November 5, 1991.

           (t)   Distribution Agreement Supplements (Classes               9
                 R, S, and Alpha 1 through Theta 4) between
                 the Registrant and Counsellors Securities
                 Inc. dated as of November 5, 1991.

           (u)   Distribution Agreement Supplement (Classes T,            10
                 U and V) between the Registrant and
                 Counsellors Securities Inc. dated as of
                 September 18, 1992.

           (v)   Distribution Agreement Supplement (Class W)              14
                 between the Registrant and Counsellors
                 Securities Inc. dated as of July 21, 1993

           (w)   Distribution Agreement Supplement (Classes X,            14
                 Y, Z and AA) between the Registrant and
                 Counselors Securities Inc.

           (x)   Distribution Agreement Supplement (Classes BB            18
                 and CC) between Registrant and Counsellors
                 Securities Inc. dated as of October 26, 1994.

           (y)   Distribution Agreement Supplement (Classes DD            18
                 and EE) between Registrant and Counsellors
                 Securities Inc. dated as of October 26, 1994.

           (z)   Distribution Agreement Supplement (Classes L,            19
                 M, N and O) between the Registrant and
                 Counsellors Securities Inc.

           (aa)  Distribution Agreement Supplement (Classes R,            19
                 S) between the Registrant and Counsellors
                 Securities Inc.

           (bb)  Distribution Agreement Supplements (Classes              19
                 Alpha 1 through Theta 4) between the
                 Registrant and Counsellors Securities Inc.

           (cc)  Distribution Agreement Supplement Janney                 20
                 Classes (Alpha 1, Alpha 2, Alpha 3 and Alpha
                 4) between the Registrant and Counsellors
                 Securities Inc.

           (dd)  Distribution Agreement Supplement ni Classes             23
                 (Classes FF, GG and HH) between Registrant
                 and Counsellors Securities Inc.

           (ee)  Distribution Agreement Supplement (Classes               24
                 II, JJ, KK, and LL) between Registrant and
                 Counsellors Securities Inc.

           (ff)  Distribution Agreement Supplement (Classes               24
                 MM, NN, OO, and PP) between Registrant and
                 Counsellors Securities Inc.

           (gg)  Distribution Agreement Supplement (Class QQ)             26
                 between Registrant and Counsellors Securities
                 Inc.


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (hh)  Distribution Agreement Supplement (Class RR)             27
                 between Registrant and Counsellors Securities
                 Inc.

           (ii)  Distribution Agreement Supplement (Class SS)             27
                 between Registrant and Counsellors Securities
                 Inc.

           (jj) Distribution Agreement Supplement (Class TT) between Registrant and Counsellors Securities
                 Inc.

           (kk) Distribution Agreement Supplement (Class UU) between Registrant and Counsellors Securities
                 Inc.

     (7)   Fund Office Retirement Profit-Sharing and Trust                 7
           Agreement, dated as of October 24, 1990.

     (8)   (a)   Custodian Agreement between Registrant and                3
                 Provident National Bank dated as of
                 August 16, 1988.

           (b)   Sub-Custodian Agreement among The Chase                  10
                 Manhattan Bank, N.A., the Registrant and
                 Provident National Bank, dated as of July 13, 1992,
                 relating to custody of Registrant's foreign
                 securities.

           (e)   Amendment No. 1 to Custodian Agreement dated              9
                 August 16, 1988.

           (f)   Agreement between Brown Brothers Harriman &              10
                 Co. and Registrant on behalf of BEA
                 International Equity Portfolio, dated
                 September 18, 1992.

           (g)   Agreement between Brown Brothers Harriman &              10
                 Co. and Registrant on behalf of BEA Strategic
                 Fixed Income Portfolio, dated September 18,
                 1992.

           (h)   Agreement between Brown Brothers Harriman &              10
                 Co. and Registrant on behalf of BEA Emerging
                 Markets Equity Portfolio, dated September 18,
                 1992.

           (i)   Agreement between Brown Brothers Harriman &              15
                 Co. and Registrant on behalf of BEA Emerging
                 Markets Equity, BEA International Equity, BEA
                 Strategic Fixed Income and BEA Global Fixed
                 Income Portfolios, dated as of November 29,
                 1993.

           (j)   Agreement between Brown Brothers Harriman &              15
                 Co. and Registrant on behalf of BEA U.S. Core
                 Equity and BEA U.S. Core Fixed Income Portfolios
                 dated as of November 29, 1993.

           (k)   Custodian Contract between Registrant and                18
                 State Street Bank and Trust Company.


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (l)   Custody Agreement between Registrant and                 23
                 Custodial Trust Company on behalf of ni Micro
                 Cap Fund, ni Growth Fund and ni Growth &
                 Value Fund Portfolios of the Registrant.

           (m)   Custodian Agreement Supplement Between                   26
                 Registrant and PNC Bank, National Association
                 dated October 16, 1996.

           (n)   Custodian Agreement Supplement between                   27
                 Registrant and Brown Brothers Harriman & Co.
                 on behalf of the BEA Municipal Bond Fund.

           (o) Custodian Agreement Supplement between Registrant and PFPC Inc., on behalf of the Boston Partners
                 Mid Cap Value Fund.

     (9)   (a)   Transfer Agency Agreement (Sansom Street)                 3
                 between Registrant and Provident Financial
                 Processing Corporation, dated as of
                 August 16, 1988.

           (b)   Transfer Agency Agreement (Cash Preservation)             3
                 between Registrant and Provident Financial
                 Processing Corporation, dated as of
                 August 16, 1988.

           (c)   Shareholder Servicing Agreement (Sansom                   3
                 Street Money Market).

           (d)   Shareholder Servicing Agreement (Sansom                   3
                 Street Tax-Free Money Market).

           (e)   Shareholder Servicing Agreement (Sansom                   3
                 Street Government Obligations Money Market).

           (f)   Shareholder Services Plan (Sansom Street                  3
                 Money Market).

           (g)   Shareholder Services Plan (Sansom Street Tax-             3
                 Free Money Market).

           (h)   Shareholder Services Plan (Sansom Street                  3
                 Government Obligations Money Market).

           (i)   Transfer Agency Agreement (SafeGuard) between             3
                 Registrant and Provident Financial Processing
                 Corporation, dated as of August 16, 1988.

           (j)   Transfer Agency Agreement (Bedford) between               3
                 Registrant and Provident Financial Processing
                 Corporation, dated as of August 16, 1988.

           (k)   Transfer Agency Agreement (Income                         7
                 Opportunities) between Registrant and
                 Provident Financial Processing Corporation
                 dated June 25, 1990.

           (l)   Administration and Accounting Services                    8
                 Agreement between Registrant and Provident
                 Financial Processing Corporation, relating to
                 Government Securities Portfolio, dated as of
                 April 10, 1991.


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (m)   Administration and Accounting Services                    9
                 Agreement between Registrant and Provident
                 Financial Processing Corporation, relating to
                 New York Municipal Money Market Portfolio
                 dated as of November 5, 1991.

           (n)   Administration and Accounting Services                    9
                 Agreement between Registrant and Provident
                 Financial Processing Corporation, relating to
                 Equity Portfolio dated as of November 5, 1991.

           (o)   Administration and Accounting Services                    9
                 Agreement between Registrant and Provident
                 Financial Processing Corporation, relating to
                 High Yield Bond Portfolio, dated as of April 10,
                 1991.

           (p)   Administration and Accounting Services                   10
                 Agreement between Registrant and Provident
                 Financial Processing Corporation (BEA
                 International Equity) dated September 18,
                 1992.

           (q)   Administration and Accounting Services                   10
                 Agreement between Registrant and Provident
                 Financial Processing Corporation (BEA
                 Strategic Fixed Income) dated September 18,
                 1992.

           (r)   Administration and Accounting Services                   10
                 Agreement between Registrant and Provident
                 Financial Processing Corporation (BEA
                 Emerging Markets Equity) dated September 18,
                 1992.

           (s)   Transfer Agency Agreement and Supplements                 9
                 (Bradford, Alpha (now known as Janney), Beta,
                 Gamma, Delta, Epsilon, Zeta, Eta and Theta)
                 between Registrant and Provident Financial
                 Processing Corporation dated as of November
                 5, 1991.

           (t)   Transfer Agency Agreement Supplement (BEA)               10
                 between Registrant and Provident Financial
                 Processing Corporation dated as of September
                 19, 1992.

           (u)   Administrative Services Agreement between                10
                 Registrant and Counsellor's Fund Services,
                 Inc. (BEA Portfolios) dated September 18,
                 1992.

           (v)   Administration and Accounting Services                   10
                 Agreement between Registrant and Provident
                 Financial Processing Corporation, relating to
                 Tax-Free Money Market Portfolio, dated as of April
                 21, 1992.

           (w)   Transfer Agency Agreement Supplement                     12
                 (Laffer/Canto) between Registrant and PFPC
                 Inc. dated as of July 21, 1993.


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (x)   Administration and Accounting Services                   12
                 Agreement between Registrant and PFPC Inc.,
                 relating to Laffer/Canto Equity Fund, dated
                 July 21, 1993.

           (y)   Transfer Agency Agreement Supplement (BEA                15
                 U.S. Core Equity, BEA U.S. Core Fixed Income,
                 BEA Global Fixed Income and BEA Municipal
                 Bond Fund Portfolios) between Registrant and
                 PFPC Inc. dated as October 27, 1993.

           (z)   Administration and Accounting Services Agreement         15
                 between Registrant and PFPC Inc.
                 relating to BEA U.S. Core Equity Portfolio
                 dated as of October 27, 1993.

           (aa)  Administration and Accounting Services                   15
                 Agreement between Registrant and PFPC Inc.
                 (BEA U.S. Core Fixed Income Portfolio) dated
                 October 27, 1993.

           (bb)  Administration and Accounting Services                   15
                 Agreement between Registrant and PFPC Inc.
                 (International Fixed Income Portfolio) dated
                 October 27, 1993.

           (cc)  Administration and Accounting Services                   15
                 Agreement between Registrant and PFPC Inc.
                 (Municipal Bond Fund Portfolio) dated
                 October 27, 1993.

           (dd)  Transfer Agency Agreement Supplement (BEA                18
                 Balanced and Short Duration Portfolios)
                 between Registrant and PFPC Inc. dated
                 October 26, 1994.

           (ee)  Administration and Accounting Services                   18
                 Agreement between Registrant and PFPC Inc.
                 (BEA Balanced Portfolio) dated October 26, 1994.

           (ff)  Administration and Accounting Services                   18
                 Agreement between Registrant and PFPC Inc.
                 (BEA Short Duration Portfolio) dated
                 October 26, 1994.

           (gg)  Co-Administration Agreement between                      18
                 Registrant and PFPC Inc. (Warburg Pincus
                 Growth & Income Fund) dated August 4, 1994.

           (hh)  Co-Administration Agreement between                      18
                 Registrant and PFPC Inc. (Warburg Pincus
                 Balanced Fund) dated August 4, 1994.

           (ii)  Co-Administration Agreement between                      18
                 Registrant and Counsellors Funds Services,
                 Inc. (Warburg Pincus Growth & Income Fund)
                 dated August 4, 1994.

           (jj)  Co-Administration Agreement between                      18
                 Registrant and Counsellors Funds Services,
                 Inc. (Warburg Pincus Balanced Fund) dated
                 August 4, 1994.


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
           (kk)  Administrative Services Agreement Supplement             18
                 between Registrant and Counsellors Fund
                 Services, Inc. (BEA Classes) dated
                 October 26, 1994.

           (ll)  Co-Administration Agreement between                      21
                 Registrant and PFPC Inc. (Warburg Pincus Tax
                 Free Fund) dated March 31, 1995.

           (mm)  Co-Administration Agreement between                      21
                 Registrant and Counsellors Funds Services,
                 Inc. (Warburg Pincus Tax-Free Fund) dated
                 March 31, 1995.

           (nn)  Transfer Agency and Service Agreement between            21
                 Registrant and State Street Bank and Trust
                 Company and PFPC, Inc. dated February 1,
                 1995.

           (oo)  Supplement to Transfer Agency and Service                21
                 Agreement between Registrant, State Street
                 Bank and Trust Company, Inc. and PFPC dated
                 April 10, 1995.

           (pp)  Amended and Restated Credit Agreement dated              22
                 December 15, 1994.

           (qq)  Transfer Agency Agreement Supplement (ni                 23
                 Micro Cap Fund, ni Growth Fund and ni Growth
                 & Value Fund) between Registrant and PFPC,
                 Inc. dated April 14, 1996.

           (rr)  Administration and Accounting Services                   23
                 Agreement between Registrant and PFPC, Inc.
                 (ni Micro Cap Fund) dated April 24, 1996.

           (ss)  Administration and Accounting Services                   23
                 Agreement between Registrant and PFPC, Inc.
                 (ni Growth Fund) dated April 24, 1996.

           (tt)  Administration and Accounting Services                   23
                 Agreement between Registrant and PFPC, Inc.
                 (ni Growth & Value Fund) dated April 24,
                 1996.

           (uu)  Administrative Services Agreement between                23
                 Registrant and Counsellors Fund Services,
                 Inc. (ni Micro Cap Fund, ni Growth Fund and
                 ni Growth & Value Fund) dated April 24, 1996.

           (vv)  Administration and Accounting Services                   24
                 Agreement between Registrant and PFPC, Inc.
                 (BEA Global Telecommunications Portfolio).

           (ww)  Co-Administration Agreement between                      24
                 Registrant Investor and BEA Associates (BEA
                 International Equity Investor Portfolio).

           (xx)  Co-Administration Agreement between                      24
                 Registrant and BEA Associates (BEA
                 International Equity Advisor Portfolio).



(b)    Exhibits:                                                             SEE NOTE #
                                                                             ----------
              (yy)     Co-Administration Agreement between                       24
                       Registrant and BEA Associates (BEA Emerging
                       Markets Equity Investor Portfolio).

              (zz)     Co-Administration Agreement between                       24
                       Registrant and BEA Associates (BEA Emerging
                       Markets Equity Advisor Portfolio).

              (aaa)    Co-Administration Agreement between                       24
                       Registrant and BEA Associates (BEA High Yield
                       Investor Portfolio).

              (bbb)    Co-Administration Agreement between                       24
                       Registrant and BEA Associates (BEA High Yield
                       Advisor Portfolio).

              (ccc)    Co-Administration Agreement between                       24
                       Registrant and BEA Associates (BEA Global
                       Telecommunications Investor Portfolio).

              (ddd)    Co-Administration Agreement between                       24
                       Registrant and BEA Associates (BEA Global
                       Telecommunications Advisor Portfolio).

              (eee)    Transfer Agreement and Service Agreement                  24
                       between Registrant and State Street Bank and
                       Trust Company.

              (fff)    Administration and Accounting Services                    27
                       Agreement between the Registrant and PFPC
                       Inc. dated October 16, 1996 (Boston Partners
                       Large Cap Value Fund).

              (ggg)    Transfer Agency Agreement Supplement between              26
                       Registrant and PFPC Inc. (Boston Partners
                       Institutional Class).

              (hhh)    Transfer Agency Agreement Supplement between              26
                       Registrant and PFPC Inc. (Boston Partners
                       Investor Class).

              (iii)    Transfer Agency Agreement Supplement between              26
                       Registrant and PFPC Inc. (Boston Partners
                       Advisor Class).

              (jjj)    Transfer Agency Agreement Supplement between
                       Registrant and PFPC Inc., (Boston Partners
                       Mid Cap Value Fund, Institutional Class).

              (kkk)    Transfer Agency Agreement Supplement between
                       Registrant and PFPC Inc., (Boston Partners
                       Mid Cap Value Fund, Investor Class).

              (lll)    Administration and Accounting Services
                       Agreement between Registrant and PFPC Inc.
                       dated, May 30, 1997 (Boston Partners Mid Cap
                       Value Fund).

       (10)   (a)      Incorporated by reference herein to Registrant's
                       24f-2 Notice for the fiscal year ended August 31,
                       1996 filed on October 28, 1996. Opinion of Counsel.


(b)    Exhibits:                                                             SEE NOTE #
                                                                             ----------
       (11)   (a)     Consent of Counsel.

              (b)     Consent of Independent Accountants.

       (12)           None.

       (13)   (a)     Subscription Agreement (relating to Classes A              2
                      through N).

              (b)     Subscription Agreement between Registrant and              7
                      Planco Financial Services, Inc., relating to
                      Classes O and P.

              (c)     Subscription Agreement between Registrant and              7
                      Planco Financial Services, Inc., relating to
                      Class Q.

              (d)     Subscription Agreement between Registrant and              9
                      Counsellors Securities Inc. relating to
                      Classes R, S, and Alpha 1 through Theta 4.

              (e)     Subscription Agreement between Registrant and             10
                      Counsellors Securities Inc. relating to
                      Classes T, U and V.

              (f)     Subscription Agreement between Registrant and             18
                      Counsellor's Securities Inc. relating to
                      Classes BB and CC.

              (g)     Purchase Agreement between Registrant and                 21
                      Counsellors Securities Inc. relating to Class
                      DD (Warburg Pincus Growth & Income Fund
                      Series 2).

              (h)     Purchase Agreement between Registrant and                 21
                      Counsellors Securities Inc. relating to Class
                      EE (Warburg Pincus Balanced Fund Series 2).

              (i)     Purchase Agreement between Registrant and                 23
                      Numeric Investors, L.P. relating to Class FF
                      (ni Micro Cap Fund).

              (j)     Purchase Agreement between Registrant and                 23
                      Numeric Investors, L.P. relating to Class GG
                      (ni Growth Fund).

              (k)     Purchase Agreement between Registrant and                 23
                      Numeric Investors, L.P. relating to Class HH
                      (ni Growth & Value Fund).

              (l)     Subscription Agreement between Registrant and             24
                      Counsellors Securities, Inc. relating to
                      Classes II through PP.

              (m)     Purchase Agreement between Registrant and                 27
                      Boston Partners Asset Management, L.P.
                      relating to Classes QQ, RR and SS.  (Boston
                      Partners Large Cap Value Fund).

              (n)     Purchase Agreement between Registrant and
                      Boston Partners Asset Management, L.P.
                      relating to Classes TT, and UU.  (Boston
                      Partners Mid Cap Value Fund).


(b)    Exhibits:                                                            SEE NOTE #
                                                                            ----------
       (14)            None.

       (15)   (a)      Plan of Distribution (Sansom Street Money                3
                       Market).

              (b)      Plan of Distribution (Sansom Street Tax-Free             3
                       Money Market).

              (c)      Plan of Distribution (Sansom Street                      3
                       Government Obligations Money Market).

              (d)      Plan of Distribution (Cash Preservation                  3
                       Money).

              (e)      Plan of Distribution (Cash Preservation Tax-             3
                       Free Money Market).

              (f)      Plan of Distribution (SafeGuard Equity).                 3

              (g)      Plan of Distribution (SafeGuard Fixed                    3
                       Income).

              (h)      Plan of Distribution (SafeGuard Balanced).               3

              (i)      Plan of Distribution (SafeGuard Tax-Free).               3

              (j)      Plan of Distribution (SafeGuard Money                    3
                       Market).

              (k)      Plan of Distribution (SafeGuard Tax-Free                 3
                       Money Market).

              (1)      Plan of Distribution (Bedford Money Market).             3

              (m)      Plan of Distribution (Bedford Tax-Free Money             3
                       Market).

              (n)      Plan of Distribution (Bedford Government                 3
                       Obligations Money Market).

              (o)      Plan of Distribution (Bedford New York                   7
                       Municipal Money).

              (p)      Plan of Distribution (SafeGuard Government               7
                       Securities).

              (q)      Plan of Distribution (Income Opportunities               7
                       High Yield).

              (r)      Amendment No. 1 to Plans of Distribution                 8
                       (Classes A through Q).

              (s)      Plan of Distribution (Bradford Tax-Free Money            9
                       Market).

              (t)      Plan of Distribution (Bradford Government                9
                       Obligations Money Market).

              (u)      Plan of Distribution (Alpha (now known as                9
                       Janney) Money Market).

              (v)      Plan of Distribution (Alpha (now known as Janney)        9
                       Tax-Free Money Market (now known as
                       the Municipal Money Market)).


(b)    Exhibits:                                                            SEE NOTE #
                                                                            ----------
              (w)      Plan of Distribution (Alpha (now known as                9
                       Janney) Government Obligations Money Market).

              (x)      Plan of Distribution (Alpha (now known as                9
                       Janney) New York Municipal Money Market).

              (y)      Plan of Distribution (Beta Money Market).                9

              (z)      Plan of Distribution (Beta Tax-Free Money                9
                       Market).

              (aa)     Plan of Distribution (Beta Government                    9
                       Obligations Money Market).

              (bb)     Plan of Distribution (Beta New York Money                9
                       Market).

              (cc)     Plan of Distribution (Gamma Money Market).               9

              (dd)     Plan of Distribution (Gamma Tax-Free Money               9
                       Market).

              (ee)     Plan of Distribution (Gamma Government                   9
                       Obligations Money Market).

              (ff)     Plan of Distribution (Gamma New York                     9
                       Municipal Money Market).

              (gg)     Plan of Distribution (Delta Money Market).               9

              (hh)     Plan of Distribution (Delta Tax-Free Money               9
                       Market).

              (ii)     Plan of Distribution (Delta Government                   9
                       Obligations Money Market).

              (jj)     Plan of Distribution (Delta New York                     9
                       Municipal Money Market).

              (kk)     Plan of Distribution (Epsilon Money Market).             9

              (ll)     Plan of Distribution (Epsilon Tax-Free Money             9
                       Market).

              (mm)     Plan of Distribution (Epsilon Government                 9
                       Municipal Money Market).

              (nn)     Plan of Distribution (Epsilon New York                   9
                       Municipal Money Market).

              (oo)     Plan of Distribution (Zeta Money Market).                9

              (pp)     Plan of Distribution (Zeta Tax-Free Money                9
                       Market).

              (qq)     Plan of Distribution (Zeta Government                    9
                       Obligations Money Market).

              (rr)     Plan of Distribution (Zeta New York Municipal            9
                       Money Market).

              (ss)     Plan of Distribution (Eta Money Market).                 9

              (tt)     Plan of Distribution (Eta Tax-Free Money                 9
                       Market).


(b)    Exhibits:                                                            SEE NOTE #
                                                                            ----------
             (uu)     Plan of Distribution (Eta Government                       9
                      Obligations Money Market).

             (vv)     Plan at Distribution (Eta New York Municipal               9
                      Money Market).

             (ww)     Plan of Distribution (Theta Money Market).                 9

             (xx)     Plan of Distribution (Theta Tax-Free Money                 9
                      Market).

             (yy)     Plan of Distribution (Theta Government                     9
                      Obligations Money Market).

             (zz)     Plan of Distribution (Theta New York                       9
                      Municipal Money Market).

             (aaa)    Plan at Distribution (Laffer Equity).                     12

             (bbb)    Plan Distribution (Warburg Pincus Growth &                18
                      Income Series 2).

             (ccc)    Plan of Distribution (Warburg Pincus Balanced             18
                      Series 2).

             (ddd)    Plan of Distribution (BEA International                   24
                      Equity Investor).

             (eee)    Plan of Distribution (BEA International                   24
                      Equity Advisor).

             (fff)    Plan of Distribution (BEA Emerging Markets                24
                      Equity Investor).

             (ggg)    Plan of Distribution (BEA Emerging Markets                24
                      Equity Advisor).

             (hhh)    Plan of Distribution (BEA High Yield                      24
                      Investor).

             (iii)    Plan of Distribution (BEA High Yield                      24
                      Advisor).

             (jjj)    Plan of Distribution (BEA Global                          24
                      Telecommunications Investor).

             (kkk)    Plan of Distribution (BEA Global                          24
                      Telecommunications Advisor).

             (lll)    Plan of Distribution (Boston Partners Large               26
                      Cap Value Fund Institutional Class)

             (mmm)    Plan of Distribution (Boston Partners Large               27
                      Cap Value Fund Investor Class)

             (nnn)    Plan of Distribution (Boston Partners Large               27
                      Cap Value Fund Advisor Class)

             (ooo)    Plan of Distribution (Boston Partners Mid Cap             27
                      Value Fund Investor Class)

             (ppp)    Plan of Distribution (Boston Partners Mid Cap             27
                      Value Fund Institutional Class)

(b)      Exhibits:                                                   SEE NOTE #
                                                                     ----------
         (16)   (a)    Schedule of computation of Performance            3
                       Quotations

         (17)   Not Applicable

         (18)   Not Applicable

NOTE #

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33 20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed an December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

23 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

24 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed July 30, 1996.

25 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

26 Incorporated herein by reference to the same Exhibit No. of Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-30827) filed on November 27, 1996.

27 Incorporated herein by reference to the same Exhibit No. of Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-30827) filed on May 9, 1997.

Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None.

Item 26.   NUMBER OF HOLDERS OF SECURITIES

           The following information is given as of September 8, 1997.

TITLE OF CLASS OF COMMON STOCK                                 NUMBER OF RECORD HOLDERS
------------------------------                                 ------------------------
a)   RBB Money Market                                                        0
b)   RBB Municipal Money Market                                              0
c)   Cash Preservation Money Market                                         42
d)   Cash Preservation Municipal Money Market                               62
e)   Sansom Street Money Market                                              3
f)   Sansom Street Municipal Money Market                                    0
g)   Sansom Street Government Obligations Money Market                       0
h)   Bedford Money Market                                              118,181
i)   Bedford Municipal Money Market                                      4,847
j)   Bedford Government Obligations Money Market                         3,668
k)   Bedford New York Municipal Money Market                             3,164
l)   RBB Government Securities                                             546
m)   Bradford Municipal Money Market                                         1
n)   Bradford Government Obligations Money Market                            1
o)   BEA International Equity - Institutional Class                        215
p)   BEA International Equity - Investor Class                               0
q)   BEA International Equity - Advisor Class                                7
r)   BEA High Yield - Institutional Class                                   77
s)   BEA High Yield - Investor Class                                         0
t)   BEA High Yield - Advisor Class                                          7
u)   BEA Emerging Markets Equity - Institutional Class                       0
v)   BEA Emerging Markets Equity - Investor Class                            0
w)   BEA Emerging Markets Equity - Advisor Class                             6
x)   BEA U.S. Core Equity                                                   62
y)   BEA U.S. Core Fixed Income                                             52
z)   BEA Strategic Global Fixed Income                                      18
aa)  BEA Municipal Bond Fund                                                35
bb)  BEA Short Duration                                                      0
cc)  BEA Balanced                                                            0
dd)  BEA Global Telecommunications - Investor Class                          0
ee)  BEA Global Telecommunications - Advisor Class                          19
ff)  Janney Montgomery Scott
     Money Market                                                            1
gg)  Janney Montgomery Scott
     Municipal Money Market                                                  1
hh)  Janney Montgomery Scott
     Government Obligations Money Market                                     1
ii)  Janney Montgomery Scott
     New York Municipal Money Market                                         1
jj)  ni Micro Cap                                                         3643
kk)  ni Growth                                                            3580
ll)  ni Growth & Value                                                    1855
mm)  Boston Partners Large Cap Value Fund - Institutional
     Class                                                                  22
nn)  Boston Partners Large Cap Value Fund - Investor Class                  27
oo)  Boston Partners Large Cap Value Fund - Advisor Class                    0
pp)  Boston Partners Mid Cap Value Fund - Investor Class                    13
qq)  Boston Partners Mid Cap Value Fund - Institutional Class               20


Item 27.   INDEMNIFICATION

     Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

           Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

           Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

           Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           Section 4. References to the Maryland General Corporation Law in Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of PIMC, BEA, Numeric and Boston Partners are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's FORM ADV (File No. 801-13304) filed on March 28,

1993, Schedules B and D of BEA's FORM ADV (File No. 801-37170) filed on March 30, 1993, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on November 2, 1995, and Schedules of Boston Partners' FORM ADV (File No. 801-49059) filed on October 2, 1996, respectively.

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National
Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                   PNC INSTITUTIONAL MANAGEMENT CORPORATION
                            DIRECTORS AND OFFICERS


Position with                               Other Business                               Type of
    PIMC                Name                Connections                                  Business
-------------    ----------------           --------------                               --------
Chairman and    J. Richard Carnall          Executive Vice President                     Banking
Director                                    PNC Bank, National Association (1)

                                            Director                                     Banking
                                            PNC National Bank (2)

                                            Chairman and Director                        Financial-
                                            PFPC Inc. (3)                                Related
                                                                                         Services

                                            Director                                     Fiduciary
                                            PNC Trust Company of New York (11)           Activities

                                            Director                                     Equipment
                                            Hayden Bolts, Inc.*

                                            Director                                     Real Estate
                                            Parkway Real Estate Company*

                                            Director                                     Investment
                                            Provident Capital Management                 Advisory
                                            Inc. (5)

                                            Director
                                            PNC Asset Management Group, Inc.

                                            Director                                     Financial-
                                            PFPC International Ltd.                      Related
                                                                                         Services

                                            Director                                     Financial-
                                            PFPC International (Cayman) Ltd.             Related
                                                                                         Services

                                            Director                                     Investment
                                            Advanced Investment Management               Advisory

                                            Chairman
                                            International Dollar Reserve Fund,
                                            Ltd.

Director        Richard C. Caldwell         Executive Vice President                     Banking
                                            PNC Bank, National Association (1)

                                            Director PNC National Bank (2)               Banking

                                            Director                                     Fiduciary
                                            PNC Trust Company                            Activities
                                            of New York (11)

                                            Director                                     Investment
                                            Provident Capital Management                 Advisory
                                            Inc. (5)

                                            Executive Vice President                     Banking
                                            PNC Bank Corp. (14)                          Holding
                                                                                         Company


Position with                               Other Business                               Type of
    PIMC                Name                Connections                                  Business
-------------    ----------------           --------------                               --------
                                            Director                                     Banking
                                            PNC Bank, New Jersey
                                            National Association (16)

                                            Director                                     Financial-
                                            PFPC Inc. (3)                                Related
                                                                                         Services

                                            Chairman, Director & CEO
                                            PNC Asset Management Group, Inc.

                                            Director                                     Mutual Fund
                                            Compass Capital Group, Inc.

                                            Director                                     Investment
                                            BlackRock Financial                          Advisory
                                            Management, Inc.

                                            Director                                     Investment
                                            PNC Equity Advisors Co.                      Advisory

                                            Director                                     Banking
                                            PNC Bank, New England

Director        Laurence D. Fink            Chairman and Chief Executive
                                            Officer
                                            BlackRock Financial Management,
                                            Inc.

                                            Director and Vice President
                                            PNC Asset Management Group, Inc.

Director        Richard L. Smoot            President and Chief                          Banking
                                            Executive Officer
                                            PNC Bank, National Association
                                            (Phila.)(1)

                                            Senior Vice President                        Bank
                                            PNC Bank Corp.(14)                           Holding
                                                                                         Company

                                            Director                                     Financial-
                                            PFPC Inc. (3)                                Related
                                                                                         Services

                                            Director                                     Fiduciary
                                            PNC Trust Company of NY (11)                 Activities
                                            Director, Chairman and President             Banking

                                            PNC Bank, New Jersey,
                                            National Association (16)

                                            Director, Chairman and CEO                   Banking
                                            PNC National Bank (2)

                                            Chairman & Director                          Leasing
                                            PNC Credit Corp. (13)


Position with                               Other Business                               Type of
    PIMC                Name                Connections                                  Business
-------------    ----------------           --------------                               --------
Director and    Nicholas M. Marsini,        Senior Vice President                        Banking
Chief           Jr.                         PNC Bank, National Association(1)
Financial
Officer
                                            Director                                     Financial-
                                            PFPC Inc. (3)                                Related
                                                                                         Services

                                            Senior Vice President                        Banking
                                            and Chief Financial Officer
                                            PNC Bank, Delaware(20)

                                            Director, Vice President and                 Banking
                                            Treasurer
                                            PNC National Bank(2)

                                            Director                                     Banking
                                            PNC Bank, New Jersey
                                            National Association(16)

                                            Director                                     Fiduciary
                                            PNC Trust Company of New York(11)            Activities

                                            Director and Treasurer                       Holding
                                            PNC Bancorp, Inc. (9)                        Company

                                            Director and Treasurer                       Investment
                                            PNC Capital Corp.(17)                        Activities

                                            Director and Treasurer                       Banking
                                            PNC Holding Corp.(18)

                                            Director and Treasurer                       Investment
                                            PNC Venture Corp.(19)                        Activities

President and   Thomas H. Nevin             None.
Chief
Investment
Officer

Vice            Michelle L. Petrilli        Chief Counsel                                Banking
President and                               PNC Bank, DE (20)
Secretary

                                            Secretary                                    Financial-
                                            PFPC Inc.(3)                                 Related
                                                                                         Services

Senior Vice     Vincent J. Ciavardini       President, Chief                             Financial-
President                                   Financial Officer                            Related
                                            and Director                                 Services
                                            PFPC Inc.(3)

                                            Director
                                            PNC Asset Management Group, Inc.

                                            Director & President                         Financial-
                                            PFPC International Ltd.                      Related
                                                                                         Services


Position with                               Other Business                               Type of
    PIMC                Name                Connections                                  Business
-------------    ----------------           --------------                               --------
                                            Director                                     Financial-
                                            PFPC International (Cayman) Ltd.             Related
                                                                                         Services

                                            Director
                                            International Dollar Reserve
                                            Fund, Ltd.

Senior Vice     John N. Parthemore          None.
President

Vice            Stephen M. Wynne            Executive Vice President and                 Financial-
President,                                  Chief Accounting Officer                     Related
Chief                                       PFPC Inc. (3)                                Services
Accounting
Officer and
Assistant
Secretary
                                            Director                                     Financial-
                                            PFPC Trustee & Custodial                     Related
                                            Services, Ltd.                               Services

                                            Director                                     Financial-
                                            PFPC International (Cayman) Ltd.             Related
                                                                                         Services

                                            Executive Vice President                     Financial-
                                            PFPC International Ltd.                      Related
                                                                                         Services

Controller      Pauline M. Heintz           Vice President                               Financial-
                                            PFPC Inc. (3)                                Related
                                                                                         Services

Vice            Jeffrey W. Carson           None.
President

Vice            Katherine A. Chuppe         None.
President

Vice            Mary J. Coldren             None.
President

Vice            Michele C. Dillon           None.
President

Vice            Patrick J. Ford             None.
President

Vice            Richard Hoerner             None.
President

Vice            Michael S. Hutchinson       None.
President

Vice            Michael J. Milligan         None.
President

Vice            G. Keith Robertshaw         None.
President



Position with                               Other Business                          Type of
    PIMC                Name                Connections                             Business
-------------    ----------------           --------------                          --------
Vice            William F. Walsh            None.
President

Vice            Karen J. Walters            None.
President

----------------------------
* Information regarding these corporations can be obtained from the office of the Secretary.

                         PNC Bank, National Association
                                    Directors

Position with                               Other Business                          Type of
  PNC Bank              Name                Connections                             Business
-------------    ----------------           --------------                          --------

Director        B.R. Brown                  President and C.E.O. of                 Coal
                                            Consol, Inc.
                                            Consol Plaza
                                            Pittsburgh, PA  15241

Director        Constance E. Clayton        Associate Dean, School of               Medical
                                            Health & Professor of
                                            Pediatrics
                                            Medical College of PA
                                            Hahnemann University
                                            430 East Sedgwick St.
                                            Philadelphia, PA 19119

Director        Eberhard Faber IV           Chairman and C.E.O.                     Manufacturing
                                            E.F.L., Inc.
                                            450 Hedge Road
                                            P.O. Box 49
                                            Bearcreek, PA  18602

Director        Dr. Stuart Heydt            President and C.E.O.                    Medical
                                            Geisinger Foundation
                                            100 N. Academy Avenue
                                            Danville, PA  17822

Director        Edward P. Junker, III       Vice Chairman                           Banking
                                            PNC Bank, N.A.
                                            Ninth and State Streets
                                            Erie, PA  16553

Director        Thomas A. McConomy          President, C.E.O. and                   Manufacturing
                                            Chairman, Calgon Carbon
                                            Corporation
                                            413 Woodland Road
                                            Sewickley, PA  15143


Position with                               Other Business                              Type of
  PNC Bank              Name                Connections                                 Business
-------------    ----------------           --------------                              --------
Director        Thomas H. O'Brien           Chairman                                    Banking
                                            PNC Bank, National
                                            Association
                                            One PNC Plaza,
                                            30th Floor
                                            Pittsburgh, PA  15265

Director        Dr. J. Dennis O'Connor      Provost, The Smithsonian                    Education
                                            Institution
                                            1000 Jefferson Drive, S.W.
                                            Room 230, MRC 009
                                            Washington, DC  20560

Director        Rocco A. Ortenzio           Chairman and C.E.O.                         Medical
                                            Continental Medical
                                            Systems, Inc.
                                            P.O. Box 715
                                            Mechanicsburg, PA 17055

Director        Jane G. Pepper              President                                   Horticulture
                                            Pennsylvania Horticulture
                                            Society
                                            325 Walnut Street
                                            Philadelphia, PA  19106

Director        Robert C. Robb, Jr.         President, Lewis, Eckert,                   Financial and
                                            Robb & Company                              Management
                                            425 One Plymouth Meeting                    Consultants
                                            Plymouth Meeting, PA 19462

Director        James E. Rohr               President and C.E.O.                        Bank Holding
                                            PNC Bank, National                          Company
                                            Association
                                            One PNC Plaza, 30th Floor
                                            Pittsburgh, PA  15265

Director        Daniel M. Rooney            President, Pittsburgh                       Football
                                            Steelers
                                            Football Club of the
                                            National Football League
                                            300 Stadium Circle
                                            Pittsburgh, PA  15212

Director        Seth E. Schofield           Chairman, President and                     Airline
                                            C.E.O.
                                            USAir Group, Inc. and
                                            USAir, Inc.
                                            2345 Crystal Drive
                                            Arlington, VA  22227


                         PNC Bank, National Association
                                    Officers


John E. Alden                 Senior Vice President

James C. Altman               Senior Vice President

Lila M. Bachelier             Senior Vice President

                         PNC Bank, National Association
                                    Officers

R. Perrin Baker               Chief Market Counsel, Northwest PA

James R. Bartholomew          Senior Vice President

Peter R. Begg                 Senior Vice President

Donald G. Berdine             Senior Vice President

Ben Berzin, Jr.               Senior Vice President

James H. Best                 Senior Vice President

Eva T. Blum                   Senior Vice President

Susan B. Bohn                 Senior Vice President

George Brikis                 Executive Vice President

Michael Brundage              Senior Vice President

Anthony J. Cacciatore         Senior Vice President

Richard C. Caldwell           Executive Vice President

Craig T. Campbell             Senior Vice President

J. Richard Carnall            Executive Vice President

Edward V. Caruso              Executive Vice President

Peter K. Classen              President & CEO, PNC Bank, Northwest, PA

James P. Conley               Senior Vice President/Credit Policy

Andra D. Cochran              Senior Vice President

Sharon Coghlan                Coordinating Market Chief Counsel, Philadelphia

John F. Calligan              Senior Vice President

James P. Conley               Senior Vice President

C. David Cook                 Senior Vice President

Alfred F. Cordasco            Supervising Counsel, Pittsburgh, PA

Robert Crouse                 Senior Vice President

Peter M. Crowley              Senior Vice President

Keith P. Crytzer              Senior Vice President

John J. Daggett               Senior Vice President

Peter J. Donchak              Senior Vice President

Anuj Dhanda                   Senior Vice President

Victor M. DiBattista          Chief Regional Counsel

Frank H. Dilenschneider       Senior Vice President

Thomas C. Dilworth            Senior Vice President

                         PNC Bank, National Association
                                    Officers


Alfred J. DiMatteis                  Senior Vice President

James Dionise                        Senior Vice President and C.F.O.

Patrick S. Doran                     Vice President, Head of Consumer Lending

Robert D. Edwards                    Senior Vice President

David J. Egan                        Senior Vice President

J. Lynn Evans                        Senior Vice President & Controller

William E. Fallon                    Senior Vice President

James M. Ferguson, III               Senior Vice President

Charles J. Ferrero                   Senior Vice President

Frederick C. Frank, III              Executive Vice President

William J. Friel                     Executive Vice President

John F. Fulgoney                     Coordinating Market Chief Counsel,
                                     Northeast PA

Brian K. Garlock                     Senior Vice President

George D. Gonczar                    Senior Vice President

Richard C. Grace                     Senior Vice President

James S. Graham                      Senior Vice President

Michael J. Hannon                    Senior Vice President

Stephen G. Hardy                     Senior Vice President

Michael J. Harrington                Senior Vice President

Marva H. Harris                      Senior Vice President

Maurice H. Hartigan, II              Executive Vice President

G. Thomas Hewes                      Senior Vice President

Sylvan M. Holzer                     Senior Vice President

Bruce C. Iacobucci                   Senior Vice President

John M. Infield                      Senior Vice President

Philip C. Jackson                    Senior Vice President

William J. Johns                     Controller

William R. Johnson                   Audit Director

Edward P. Junker, III                Vice Chairman

Robert D. Kane                       Senior Vice President

Michael D. Kelsey                    Chief Compliance Counsel

                         PNC Bank, National Association
                                    Officers


Jack Kelly                          Senior Vice President

Geoffrey R. Kimmel                  Senior Vice President

Randall C. King                     Senior Vice President

Christopher M. Knoll                Senior Vice President

Richard C. Krauss                   Senior Vice President

Frank R. Krepp                      Senior Vice President & Chief
                                    Credit Policy Officer

Kenneth P. Leckey                   Senior Vice President

Marilyn R. Levins                   Senior Vice President

Carl J. Lisman                      Executive Vice President

George Lula                         Senior Vice President

Jane E. Madio                       Senior Vice President

Nicholas M. Marsini, Jr.            Senior Vice President

John A. Martin                      Senior Vice President

David O. Matthews                   Senior Vice President

Walter B. McClellan                 Senior Vice President

James F. McGowan                    Senior Vice President

Charlotte B. McLaughlin             Senior Vice President

James C. Mendelson                  Senior Vice President

James W. Meighen                    Senior Vice President

Scott C. Meves                      Senior Vice President

Ralph S. Michael, III               Executive Vice President

J. William Mills                    Senior Vice President

Barbara A. Misner                   Senior Vice President

Marlene D. Mosco                    Senior Vice President

Scott Moss                          Senior Vice President

Peter F. Moylan                     Senior Vice President

Michael B. Nelson                   Executive Vice President

Thomas J. Nist                      Senior Vice President

Thomas H. O'Brien                   Chairman

James F. O'Day                      Senior Vice President

Cynthia G. Osofsky                  Senior Vice President

Thomas E. Paisley, III              Senior Vice President

                         PNC Bank, National Association
                                    Officers

Barbara Z. Parker              Executive Vice President

George R. Partridge            Senior Vice President

Daniel J. Panlick              Senior Vice President

David M. Payne                 Senior Vice President

Charles C. Pearson, Jr.        President and CEO, PNC Bank, Central PA

Helen P. Pudlin                Senior Vice President

Edward V. Randall, Jr.         President and CEO, PNC Bank, Pittsburgh

Arthur F. Rodman, III          Senior Vice President

Richard C. Rhoades             Senior Vice President

Bryan W. Ridley                Senior Vice President

James E. Rohr                  President and Chief Executive Officer

Gary Royer                     Senior Vice President

Robert T. Saltarelli           Senior Vice President

Robert V. Sammartino           Senior Vice President

William Sayre, Jr.             Senior Vice President

Alfred J. Schiavetti           Senior Vice President

David W. Schoffstall           Executive Vice President

Seymour Schwartzberg           Senior Vice President

Timothy G. Shack               Senior Vice President

Douglas E. Shaffer             Senior Vice President

Alfred A. Silva                Senior Vice President

George R. Simon                Senior Vice President

Richard L. Smoot               President and CEO of PNC Bank, Philadelphia

Timothy N. Smyth               Senior Vice President

Kenneth S. Spatz               Senior Vice President

Darcel H. Steber               Senior Vice President

William F. Strome              Senior Vice President and Secretary

Robert L. Tassome              Senior Vice President

Jane B. Tompkins               Senior Vice President

Robert B. Trempe               Senior Vice President

Kevin M. Tucker                Senior Vice President

Alan P. Vail                   Senior Vice President

                         PNC Bank, National Association
                                    Officers


Frank T. VanGrofski            Executive Vice President

Ronald H. Vicari               Senior Vice President

William A. Wagner              Senior Vice President

Patrick M. Wallace             Senior Vice President

Annette M. Ward-Kredel         Senior Vice President

Robert S. Wrath                Senior Vice President

Arlene M. Yocum                Senior Vice President

Carole Yon                     Senior Vice President

George L. Ziminski, Jr.        Senior Vice President



                           PNC ASSET MANAGEMENT GROUP
                             Directors And Officers


                                                                                       Type of
Position with PAMG           Name             Other Business Connections               Business
------------------        ------------        --------------------------               --------
Chairman, Director        Richard C.          Executive Vice President                 Banking
and CEO                   Caldwell            PNC Bank, National
                                              Association(1)

                                              Director                                 Banking
                                              PNC National Bank(2)

                                              Director                                 Fiduciary
                                              PNC Trust Company                        Activities
                                              of New York(11)

                                              Director                                 Investment
                                              Provident Capital Management             Advisory
                                              Inc.(5)

                                              Executive Vice President                 Bank Holding
                                              PNC Bank Corp.(14)                       Company

                                              Director                                 Banking
                                              PNC Bank, New Jersey, National
                                              Association(16)

                                              Director                                 Financial
                                              PFPC Inc.(3)                             Related
                                                                                       Services

                                              Director
                                              PNC Institutional Management
                                              Corp.

                                              Director
                                              Compass Capital Group, Inc.

                                                                                       Type of
Position with PAMG           Name             Other Business Connections               Business
------------------        ------------        --------------------------               --------
                                              Director
                                              BlackRock Financial Management,
                                              Inc.

                                              Director
                                              PNC Equity Advisors Co.

                                              Director
                                              PNC Bank, New England

Vice President            Laurence D.         Chairman and CEO
and Director              Fink                BlackRock Financial
                                              Management, Inc.

                                              Director
                                              PNC Institutional Management
                                              Corp.

Secretary                 Pamela Fraser       Chief Counsel, Asset Management          Banking
                          Wilford             & Trust
                                              PNC Bank, National
                                              Association(1)

Treasurer                 Brian Lilly         None.
and CFO

Assistant                 Thomas R. Moore     Secretary                                Financial
Secretary                                     PNC International Investment             Related
                                              Corporation                              Services

                                              Vice President and Secretary
                                              Pinaco, Inc.

                                              Vice President and Secretary PNC
                                              Mortgage Bank, N.A.

                                              Secretary and Treasurer
                                              PNC Brokerage Corp.

                                              Vice President                           Real Estate
                                              Provcor Properties, Inc.

                                              Vice President
                                              Provident Realty Mgmt., Inc.

Director                  Vincent J.          President, CFO and Director PFPC         Financial
                          Ciavardini          Inc.(3)                                  Related
                                                                                       Services

                                              Senior Vice President
                                              PNC Institutional Management
                                              Corp.

                                              Director                                 Financial
                                              PFPC International Ltd.                  Related
                                                                                       Services

                                              Director PFPC International              Financial
                                              (Cayman) Ltd.                            Related
                                                                                       Services


                                                                                       Type of
Position with PAMG           Name             Other Business Connections               Business
------------------        ------------        --------------------------               --------

Director                  J. Richard          Executive Vice President                 Banking
                          Carnall             PNC Bank, National
                                              Association(1)

                                              Director                                 Banking
                                              PNC National Bank(2)

                                              Chairman and Director                    Financial
                                              PFPC Inc.(3)                             Related
                                                                                       Services

                                              Director                                 Fiduciary
                                              PNC Trust Company                        Activities
                                              of New York(11)

                                              Director                                 Equipment
                                              Hayden Bolts, Inc.*

                                              Director                                 Real Estate
                                              Parkway R.E. Company*

                                              Director                                 Investment
                                              Provident Capital Management             Advisory
                                              Inc.(5)

                                              Chairman and Director                    Financial
                                              PNC Institutional Management             Related
                                              Corp.                                    Services

                                              Director
                                              PFPC International Ltd.

                                              Director                                 Financial
                                              PFPC International (Cayman) Ltd.         Related
                                                                                       Services

                                              Director                                 Investment
                                              Advanced Investment Management           Advisory

                                              Chairman                                 Mutual Fund
                                              International Dollar Reserve
                                              Fund, Ltd.

Chief Equity              Young D. Chin       Chairman, President, CEO, Chief          Investment
Officer                                       Investment Officer and Director          Advisory
                                              Provident Capital Management
                                              Inc.(5)

                                              Chairman
                                              PNC Equity Advisors Company

                                              Director
                                              CastleRock Capital Management

Director                  Ralph L.            President
                          Schlosstein         BlackRock Financial
                                              Management, Inc.


(1) PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103 Broad and Chestnut Streets, Philadelphia, PA 19101, 17th and Chestnut Streets, Philadelphia, PA 19103.

(2)    PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.

(3)    PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

(4)    PNC Service Corp., 103 Bellevue Parkway, Wilmington, DE 19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)    PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA 19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)    Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA
       19101.

(9)    PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE 19810.

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11)   PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.

(12)   Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
       19101.

(13)   PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.

(14)   PNC Bank Corp., 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(16) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(17)   PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(18)   PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE
       19899.

(19)   PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(20)   PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE 19801.

(21)   Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE 19801.

(22)   Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE 19801.

(23)   Marand Corp., 222 Delaware Avenue, Wilmington, DE 19801.

(24)   Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE 19801.

(25)   Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE 19801.

       Item 29.  PRINCIPAL UNDERWRITER

           (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

           Warburg Pincus Cash Reserve Fund
           Warburg Pincus New York Tax Exempt Fund
           Warburg Pincus New York Intermediate Municipal Bond Fund

           Warburg Pincus Intermediate Maturity Government Fund
           Warburg Pincus Fixed Income Fund
           Warburg Pincus Global Fixed Income Fund
           Warburg Pincus Capital Appreciation Fund
           Warburg Pincus Emerging Growth Fund
           Warburg Pincus International Equity Fund
           Warburg Pincus Japan OTC Fund
           Warburg Pincus Growth & Income Fund
           Warburg Pincus Balanced Fund
           Warburg Pincus Tax Free Fund
           Warburg Pincus Emerging Markets Fund
           Warburg Pincus Global Post-Venture Capital Fund
           Warburg Pincus Health Sciences Fund
           Warburg Pincus Institutional Fund
           Warburg Pincus Japan Growth Fund
           Warburg Pincus Post-Venture Capital Fund
           Warburg Pincus Small Company Growth Fund
           Warburg Pincus Small Company Value Fund
           Warburg Pincus Strategic Value Fund
           Warburg Pincus Trust
           Warburg Pincus Trust II

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

           (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 15-654) filed by Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, as amended.

           (c) Information as to commissions and other compensation received by the principal underwriter from the Registrant is set forth below.


                             NET              COMPENSATION
      NAME OF           UNDERWRITING          ON REDEMPTION
     PRINCIPAL          DISCOUNTS AND              AND               BROKERAGE           OTHER
    UNDERWRITER          COMMISSIONS           REPURCHASE           COMMISSIONS       COMPENSATION
    -----------          -----------           ----------           -----------       ------------
Counsellors             $  0                  $  0                 $  0               $17,199,881
Securities
Inc.

           The amounts reported above in the "Other Compensation" column are 12b-1 fees paid by the Registrant to the Registrant's distributor during fiscal year 1996 on behalf of all of the Registrant's funds that have 12b-1 Plans. A description of the services performed by the distributor in connection with these fees is contained in Registrant's prospectuses relating to these funds.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

     (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

     (3) PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Drinker Biddle & Reath LLP., Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

     (7) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

     (8) Boston Partners Assets Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

Item 31.   MANAGEMENT SERVICES

           None.

Item 32.   UNDERTAKINGS

     (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

     (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of registrant's registration statement filed pursuant to the Securities Act of 1933, as amended.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 25 day of September, 1997.

                                            THE RBB FUND, INC.


                                            By:  /s/ Edward J. Roach
                                               ---------------------------
                                                 Edward J. Roach
                                                 President and
                                                 Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                       TITLE                          DATE
      ---------                       -----                          ----
/s/ Edward J. Roach           President (Principal           September 25, 1997
----------------------        Executive Officer) and
Edward J. Roach               Treasurer (Principal
                              Financial and Accounting
                              Officer)


*Donald van Roden             Director                       September 25, 1997
----------------------
Donald van Roden


*Francis J. McKay             Director                       September 25, 1997
----------------------
Francis J. McKay


*Marvin E. Sternberg          Director                       September 25, 1997
----------------------
Marvin E. Sternberg


*Julian A. Brodsky            Director                       September 25, 1997
----------------------
Julian A. Brodsky


*Arnold M. Reichman           Director                       September 25, 1997
----------------------
Arnold M. Reichman


*Robert Sablowsky             Director                       September 25, 1997
----------------------
Robert Sablowsky


*By:/s/ Edward J. Roach                                      September 25, 1997
    -------------------
    Edward J. Roach

    Attorney-in-Fact

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997


/s/ Donald van Roden
----------------------------
     Donald van Roden

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997


/s/ Marvin E. Sternberg
---------------------------
   Marvin E. Sternberg

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997


/s/ Arnold Reichman
---------------------------
     Arnold Reichman

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997


/s/ Francis J. McKay
---------------------------
     Francis J. McKay

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997


/s/ Julian Brodsky
---------------------------
     Julian Brodsky

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   April 23, 1997


/s/ Robert Sablowsky
---------------------------
     Robert Sablowsky

                              THE RBB FUND, INC.

                                 EXHIBIT INDEX
                                 -------------

     Exhibits
     --------


     (5)(ss)   Investment Advisory Agreement (Boston Partners Mid Cap Value
               Fund) between Registrant and Boston Partners Asset Management,
               L.P.

     (6)(jj) Distribution Agreement Supplement (Class TT) between Registrant and Counsellors Securities Inc.

     (6)(kk) Distribution Agreement Supplement (Class UU) between Registrant and Counsellors Securities Inc.

     (8)(o) Custodian Agreement Supplement between Registrant and PFPC Inc., on behalf of Boston Partners Mid Cap Value Fund.

     (9)(jjj) Transfer Agency Agreement Supplement between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Institutional Class).

     (9)(kkk) Transfer Agency Agreement Supplememt Between Registrant and PFPC Inc., (Boston Partners Mid Cap Value Fund, Investor Class).

     (9)(lll) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund).

     (10)(a)   Opinion of Counsel and Consent.

     (11)(a)   Included in Exhibit 10(a).

     (11)(b)   Consent of Independent Accountants.

     (13)(n) Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU. (Boston Partners Mid Cap Value Fund).